First Investors
New York Insured
Tax Free Fund, Inc.

First Investors
Multi-State Insured
Tax Free Fund

Connecticut Fund
Florida Fund
Georgia Fund
Maryland Fund
Massachusetts Fund
New Jersey Fund
North Carolina Fund
Pennsylvania Fund
Virginia Fund

SEMI-
ANNUAL
REPORT

JUNE 30, 1997

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"FIRST INVESTORS" appear.

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NEED SERVICE?

If you have questions about your account...or would like information regarding other products or services...please contact your representative or call our Shareholder Services Department at...

(800) 423-4026

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Our business is...putting investors first

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FIMS-148



Portfolio Manager's Letter
First Investors New York Insured Tax Free Fund, Inc.
First Investors Multi-State Insured Tax Free Fund
  Connecticut, Florida, Georgia, Maryland, Massachusetts,
  New Jersey, North Carolina, Pennsylvania and Virginia Funds

Dear Investor:

We are pleased to present the semi-annual report for First Investors New York Insured Tax Free Fund, Inc. and for the Connecticut, Florida, Georgia, Maryland, Massachusetts, New Jersey, North Carolina, Pennsylvania and Virginia Funds of First Investors Multi-State Insured Tax Free Fund for the six months ended June 30, 1997. During the period, the First Investors New York Insured Tax Free Fund and the nine Multi-State Funds included in this report had the following returns on a net asset value basis on Class A and Class B shares, respectively: New York 2.3% and 2.0%, Connecticut 3.1% and 2.6%, Florida 2.9% and 2.5%, Georgia 3.0% and 2.5%, Maryland 3.1% and 2.7%,
Massachusetts 2.7% and 2.3%, New Jersey 2.8% and 2.4%, North Carolina 3.1% and 2.7%, Pennsylvania 2.8% and 2.3%, and Virginia 2.7% and 2.3%. According to Lipper Analytical Services, Inc., the total returns on the Class A shares of five of the Funds exceeded the average return of their respective mutual fund peer group as follows: Connecticut .18%, Florida .25%, Maryland .40%, New Jersey .07% and North Carolina .21%. The total returns on the Class A shares of four of the Funds were below the average return of their respective mutual fund peer group as follows: New York .16%, Massachusetts .18%, Pennsylvania .11% and Virginia .17%. The total return on the Class A shares of the Georgia Fund matched the average return of its mutual fund peer group.

The first half of 1997 ended with an ideal economy: sustained, moderate growth with little inflation. Early in the year it appeared that the economy might be growing too fast as gross domestic product expanded at a 4.9% annual rate during the first quarter. Concerned by the economy's strength, the Federal Reserve raised short-term interest rates in March for the first time in over two years as an "insurance policy" in case faster growth led to higher inflation. The Federal Reserve's action subsequently appeared to be unnecessary as the economy slowed down significantly in the second quarter and consumer price inflation in fact decelerated to an annual rate of less than 2.5%.

Although both the bond and stock markets suffered setbacks at times during the first six months of the year, the combination of moderate growth and low inflation ultimately provided a positive environment for investors. The markets were also buoyed by an agreement between the President and Congress to eliminate the Federal budget deficit over the next five years. Lastly, the markets benefited from substantial demand for both stocks and bonds throughout the first half of 1997.

Like most of the financial markets, the municipal bond market was characterized by strong demand from investors throughout the first half of the year. Despite issuance of close to $94 billion, the market rarely had trouble distributing supply due to demand from individuals, insurance companies and non-traditional buyers of municipal bonds. The strength of this demand is best indicated by the fact that, during the first six months of 1997, long-term municipal bond prices rose while long-term Treasury bond prices fell. As a result, tax exempt bonds provided after-tax returns that significantly surpassed those on taxable bonds for most investors.

Management of the Funds focused on responding to two shifts in the market's trend during the first half of the year. As the market fell sharply during March, the Funds reduced their interest rate exposure by slightly increasing their cash positions. At this time, the Funds also took advantage of the market's decline by selling bonds purchased at lower yields and replacing them with higher yielding bonds often with better call protection. When it became apparent in May that interest rates had bottomed, the Funds moved back to being fully invested. During May and June, the Funds had substantial positive returns in large part because of their holdings of non-callable bonds which have been accumulated over the past several years. The market closed the second quarter on a strong note as reinvestment demand from the relatively large June and July coupon payments propelled prices to their highest level of the year before pulling back slightly.

Investors who buy bond funds--whether for income or total return--should be aware that the value of their investment fluctuates as interest rates change. For example, a 100 basis point (or 1%) increase in yield on a ten-year Treasury bond results in roughly a 7% decrease in that bond's price. In each of the last five years, ten-year Treasury bond yields have moved more than 100 basis points. In addition, while the Funds' municipal bonds are insured as to timely payment of principal and interest, the insurance does not protect the bonds against changes in market value. Investors should be aware of these risks and recognize that successful investing generally requires a long-term commitment to the market.

The outlook for the financial markets continues to be positive. The economy is growing moderately, inflation is subdued and the Federal Reserve is unlikely to tolerate unsustainably fast economic growth. Demand for financial assets is likely to remain strong both here and overseas. While the sizable recent returns in some markets are not likely to continue, the factors which might cause a sustained downturn are not readily apparent. Despite this optimistic outlook, investors should keep in mind that a diversified portfolio provides the best insurance against unexpected changes in the financial markets.

As always, we appreciate the opportunity to serve your investment needs.

Sincerely,

/S/Clark D. Wagner
Clark D. Wagner
Chief Investment Officer
and Portfolio Manager

July 28, 1997




Portfolio of Investments
FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
June 30, 1997
------------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
Principal                                                                                              $10,000 of
   Amount     Security                                                                        Value    Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.6%
              Education--15.4%
    $1,000M   Monroe Cnty. N.Y. Indl. Dev. Agcy. (Rochester Inst. Tech.)
                7 3/4% 5/1/2000*                                                       $  1,107,500        $   56
              New York State Dormitory Authority Revenues:
                City University:
     1,500M     8.2% 7/1/1998*                                                            1,588,290            80
     1,955M     5 3/4% 7/1/2013 - 2nd Gen. - A                                            2,050,306           103
     2,000M     5 3/4% 7/1/2013 - 2nd - A                                                 2,097,500           105
     2,000M     5 3/4% 7/1/2013 - A                                                       2,097,500           105
     3,000M     6% 7/1/2020 - 2nd Gen. - A                                                3,210,000           162
     1,000M   Iona College 7 5/8% 7/1/1998*                                               1,056,140            53
     2,800M   Manhattanville College 7 1/2% 7/1/2000*                                     3,094,000           156
     1,000M   Pace University 6 1/2% 7/1/2012                                             1,130,000            57
              State University Educational Facilities:
     1,880M     7 1/4% 5/15/2000*                                                         2,060,950           104
     1,000M     5 7/8% 5/15/2011                                                          1,073,750            54
     2,000M     5 1/2% 5/15/2013                                                          2,045,000           103
     3,700M     7 3/8% 5/15/2014                                                          4,042,250           203
     2,000M     5 1/4% 5/15/2015                                                          1,962,500            99
     2,025M     5 1/4% 7/1/2022                                                           1,918,687            97
------------------------------------------------------------------------------------------------------------------
                                                                                         30,534,373         1,537
------------------------------------------------------------------------------------------------------------------
              General Obligation--16.6%
    1,250M    Monroe County, N.Y., 6% 3/1/2015                                            1,340,625            67
              Nassau County, N.Y.:
    4,355M      5.7% 8/1/2012                                                             4,545,531           229
    3,845M      6 1/2% 11/1/2012                                                          4,291,981           216
              New York City, N.Y.
    1,000M      8 1/8% 11/1/1997*                                                         1,028,940            52
    1,000M      8% 6/1/1998*                                                              1,051,610            53
    3,000M      6.2% 8/1/2008                                                             3,285,000           165
    3,500M      6.95% 8/15/2012                                                           3,937,500           198
    1,000M      7 1/4% 3/15/2018                                                          1,092,500            55
              Niagara Falls, N. Y. Public Improvement:
    1,340M      7 1/2% 3/1/2012                                                           1,643,175            83
    1,680M      7 1/2% 3/1/2015                                                           2,085,300           105
    1,600M      7 1/2% 3/1/2018                                                           2,010,000           101
    1,750M    North Hempstead, N.Y. 6.4% 4/1/2012                                         1,940,313            98
              Puerto Rico Commonwealth:
    1,100M      6 1/4% 7/1/2013                                                           1,227,875            62
    3,390M      5.65% 7/1/2015                                                            3,538,313           178
------------------------------------------------------------------------------------------------------------------
                                                                                         33,018,663         1,662
------------------------------------------------------------------------------------------------------------------
              Hospital--12.9%
              New York State Medical Care Facilities Agency:
    3,690M      Beth Israel Hospital 7 1/2% 11/1/2010                                     4,082,063           206
    1,000M      Good Samaritan Hospital 8% 11/1/2013                                      1,033,310            52
    1,850M      Long Term Health Care 7 3/8% 11/1/2011                                    2,009,562           101
                Mental Health Services Facilities:
    2,155M      7.7% 2/15/1998*                                                           2,247,579           113
      855M      7 3/8% 8/15/1999*                                                           925,537            47
    4,190M      7 3/4% 2/15/2000*                                                         4,619,475           233
    1,065M      7 3/8% 2/15/2014                                                          1,139,550            57
      845M      7.7% 2/15/2018                                                              878,538            44
    4,915M      6 1/2% 8/15/2024                                                          5,326,631           268
    3,000M    St. Luke's Hospital 7.45% 2/15/2000*                                        3,285,000           165
------------------------------------------------------------------------------------------------------------------
                                                                                         25,547,245         1,286
------------------------------------------------------------------------------------------------------------------
              Housing--6.7%
              New York City Housing Development Corp.:
    2,250M     Insured Multi-Family (Sheridan Manor) 7.45%
                 10/1/2008                                                                2,351,250           118
    6,500M     Insured Residential Charter 7 3/8% 4/1/2017                                6,677,125           336
              New York State Housing Finance Agency:
    3,680M      6.05% 5/1/2011                                                            3,841,000           194
      510M      7.45% 11/1/2028                                                             534,225            27
------------------------------------------------------------------------------------------------------------------
                                                                                         13,403,600           675
------------------------------------------------------------------------------------------------------------------
              Transportation--27.8%
              Metropolitan Transit Authority of New York:
    5,000M      Commuter Facilities Series 6 1/8% 7/1/2014                                5,262,500           265
    5,000M      Dedicated Tax Fund, 5 1/4% 4/1/2021                                       4,800,000           242
                Transit Facilities Series:
    3,200M      5 1/2% 7/1/2017                                                           3,220,000           162
    5,000M      8% 7/1/1998*                                                              5,298,800           267
    7,900M    New York City Transit Auth. Hwy. & Brdg. Trust Fund
                Rev. 7 1/2% 1/1/2000*                                                     8,630,750           435
    6,000M    New York Thruway Authority 5 1/8% 4/1/2015                                  5,767,500           290
              Puerto Rico Commonwealth Highway & Transportation Authority:
    3,180M      6 1/4% 7/1/2014                                                           3,537,750           178
    5,000M      6% 7/1/2018                                                               5,443,750           274
              Triborough Bridge & Tunnel Authority:
    1,000M      Special Obligation 8% 1/1/1998*                                           1,035,040            52
    1,500M      Series "L" 8 1/8% 1/1/1998*                                               1,557,885            78
    3,000M      Series "O" 7.7% 1/1/1999*                                                 3,198,750           161
    6,900M      Series "Y" 6% 1/1/2012                                                    7,417,500           374
------------------------------------------------------------------------------------------------------------------
                                                                                         55,170,225         2,778
------------------------------------------------------------------------------------------------------------------
              Utilities--9.6%
              New York City Municipal Water Finance Authority:
    4,975M      5 7/8% 6/15/2012                                                          5,254,844           264
    2,000M      5 7/8% 6/15/2013                                                          2,105,000           106
    2,750M      6% 6/15/2021                                                              2,921,875           147
    2,000M    New York State Power Authority General Purpose
                Bonds 8% 1/1/1998*                                                        2,079,400           105
              Suffolk County, N. Y. Water Authority:
    2,165M      6% 6/1/2014                                                               2,343,613           118
    4,000M      6% 6/1/2017                                                               4,310,000           217
------------------------------------------------------------------------------------------------------------------
                                                                                         19,014,732           957
------------------------------------------------------------------------------------------------------------------
              Other Revenue--8.6%
    1,000M    New York State Dorm. Auth. Rev.
                (Suffolk County Jud. Facs.)
                7 3/8% 7/1/2016                                                           1,171,250            59
              New York State Urban Development Corporation
                Correctional Facilities:
    2,000M      Series "C" 7 3/4% 1/1/1998*                                               2,077,480           105
    3,000M      Series "F" 7 1/2% 1/1/1999*                                               3,187,500           160
              Puerto Rico Public Buildings Authority:
    1,250M      6 1/4% 7/1/2013                                                           1,389,063            70
    1,910M      6 1/4% 7/1/2015                                                           2,124,875           107
    7,000M      5 1/2% 7/1/2021                                                           7,122,500           359
------------------------------------------------------------------------------------------------------------------
                                                                                         17,072,668           860
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $181,215,305)    97.6%                             193,761,506         9,755
Other Assets, Less Liabilities                         2.4                                4,867,947           245
------------------------------------------------------------------------------------------------------------------
Net Assets                                           100.0%                            $198,629,453       $10,000
==================================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--CONNECTICUT FUND
June 30, 1997
------------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
Principal                                                                                              $10,000 of
   Amount     Security                                                                        Value    Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.9%
              Certificates of Participation--2.2%
              Connecticut State (Middletown Courthouse Facilities):
   $  130M      6 1/4% 12/15/2009                                                       $   139,262       $    86
      100M      6 1/4% 12/15/2010                                                           107,125            67
      100M      6 1/4% 12/15/2012                                                           105,875            66
------------------------------------------------------------------------------------------------------------------
                                                                                            352,262           219
------------------------------------------------------------------------------------------------------------------
              Education--14.9%
              Conn. State Health & Educational Facilities Authority Revenue:
      725M      Choate Rosemary Hall 6.8% 7/1/2015                                          819,250           509
      500M      Loomis Chafee School Project-Series "B" 6%
                  7/1/2015                                                                  521,250           324
    1,000M      Trinity College 6 1/8% 7/1/2014                                           1,050,000           652
------------------------------------------------------------------------------------------------------------------
                                                                                          2,390,500         1,485
------------------------------------------------------------------------------------------------------------------
              General Obligation--33.5%
      100M    Bethel, Conn. 6 1/2% 2/15/2011                                                113,125            70
      775M    Bridgeport, Conn. 5 1/2% 9/1/2015                                             779,844           485
       50M    Bristol, Conn. 6 1/2% 6/15/2006                                                56,250            35
       30M    Colchester, Conn. 7.3% 1/15/2007                                               35,550            22
              Connecticut State:
      500M      6 1/2% 3/15/2002* - Series "A"                                              548,750           341
      700M      6% 3/15/2012 - Series "E"                                                   755,482           470
      130M    Coventry, Conn. 6.7% 12/15/2009                                               150,312            93
              Griswold, Conn.:
      250M      5 3/4% 4/15/2010                                                            258,437           161
      100M      6 1/4% 6/15/2010                                                            111,875            70
      100M    Groton City, Conn. 6 3/4% 6/1/2007                                            116,625            72
      800M    New Britain, Conn. 6% 3/1/2012                                                865,000           537
      130M    Newton, Conn. 6.7% 8/15/2010                                                  149,500            93
       30M    North Canaan, Conn. 6.9% 1/15/2006                                             34,088            21
       40M    Old Saybrook, Conn. 6 1/2% 2/15/2009                                           45,250            28
      250M    Plainfield, Conn. 6 3/8% 8/1/2011                                             267,812           166
      290M    Regional School District #5, Conn.
                6.3% 3/1/2009                                                               309,213           192
      330M    Southington, Conn. 6.55% 4/1/2012                                             356,400           221
       90M    Stafford, Conn. 6.55% 11/15/2008                                              102,713            64
       50M    Stratford, Conn. 6.6% 3/1/2007                                                 57,563            36
      250M    Westbrook, Conn. 6.4% 3/15/2010                                               280,312           174
------------------------------------------------------------------------------------------------------------------
                                                                                          5,394,101         3,351
------------------------------------------------------------------------------------------------------------------
              Hospital--17.9%
              Conn. State Health & Educationial Facilities Authority Revenue:
      450M      Bridgeport Hospital 6 1/2% 7/1/2012                                         483,187           300
       35M      Capital Asset - Series "C" 6 7/8% 1/1/2001                                   37,888            24
      500M      Lawrence & Memorial Hospital 6 3/8% 7/1/2002*                               549,375           341
      700M      New Britain General Hospital 6 1/8% 7/1/2014                                735,000           457
      325M      Stamford Hospital 6 1/2% 7/1/2006                                           348,968           217
      180M      Yale-New Haven Hospital 7% 7/1/2000*                                        196,425           122
      500M    Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl.
               Facs. 6 1/4% 7/1/2016                                                        534,375           332
------------------------------------------------------------------------------------------------------------------
                                                                                          2,885,218         1,793
------------------------------------------------------------------------------------------------------------------
              Housing--4.8%
      750M    Connecticut State Housing Finance
               Authority 6% 11/15/2010                                                      769,688           478
------------------------------------------------------------------------------------------------------------------

              Transportation--10.1%
              Connecticut State Special Tax Oblig. Transportation Infrastructure:
      200M      6 1/4% 10/1/2001*                                                           217,500           135
      285M      6% 10/1/2009                                                                302,456           188
      500M      6 1/2% 10/1/2011                                                            569,375           354
      250M      6 1/8% 9/1/2012                                                             271,875           169
      250M      6.1% 10/1/2012                                                              263,750           164
------------------------------------------------------------------------------------------------------------------
                                                                                          1,624,956         1,010
------------------------------------------------------------------------------------------------------------------
              Utilities--4.9%
              South Central Conn. Regl. Water Auth. Water Sys. Rev.:
      250M      5 7/8% 8/1/2002*                                                            268,750           167
      500M      6 1/8% 8/1/2014                                                             526,250           327
------------------------------------------------------------------------------------------------------------------
                                                                                            795,000           494
------------------------------------------------------------------------------------------------------------------
              Other Revenue--9.6%
      545M    Connecticut State Dev. Auth. Govtl. Lease Rev. 6 1/2% 6/15/2008               600,863           373
              Puerto Rico Public Buildings Authority:
      250M      6 1/4% 7/1/2013                                                             277,813           173
      600M      6 1/4% 7/1/2015                                                             667,500           415
------------------------------------------------------------------------------------------------------------------
                                                                                          1,546,176           961
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $14,553,790)      97.9%                             15,757,901         9,791
Other Assets, Less Liabilities                          2.1                                 336,830           209
------------------------------------------------------------------------------------------------------------------
Net Assets                                            100.0%                            $16,094,731       $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--FLORIDA FUND
June 30, 1997
------------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
Principal                                                                                              $10,000 of
   Amount     Security                                                                        Value    Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.4%
              Education--1.1%
   $  250M    Volusia County, Fla. Edl. Facs. (Stetson University Project)
                6 3/8% 6/1/2001*                                                        $   271,563       $   115
------------------------------------------------------------------------------------------------------------------
              General Obligation--3.9%
      300M    Miami, Fla. 6% 12/1/2010                                                      323,250           137
      500M    North Springs, Fla. Impt. Dist. 7% 10/1/2009                                  591,875           250
------------------------------------------------------------------------------------------------------------------
                                                                                            915,125           387
------------------------------------------------------------------------------------------------------------------
              Hospital--9.7%
      350M    North Broward, Fla. Hosp. Dist. 6 1/2% 1/1/2012                               383,688           162
    1,000M    Orange County, Fla. Health Facs. Auth. (Orlando Regl. Healthcare)
                6 1/4% 10/1/2018                                                          1,105,000           467
      750M    Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs. 6 1/4% 7/1/2016         801,562           339
------------------------------------------------------------------------------------------------------------------
                                                                                          2,290,250           968
------------------------------------------------------------------------------------------------------------------
              Housing--1.5%
      170M    Dade County, Fla. Hsg. Fin. Auth. Single-Family Mtge.
                6.95% 12/15/2012                                                            180,837            76
      175M    Florida Housing Finance Agency-Residential Mtge. (Series 2)
                8% 12/15/2016                                                               179,709            76
------------------------------------------------------------------------------------------------------------------
                                                                                            360,546           152
------------------------------------------------------------------------------------------------------------------
              Transportation--6.8%
      500M    Dade County, Fla. Aviation Revenue Series "A" 6% 10/1/2010                    533,750           226
      300M    Florida State Turnpike Authority Turnpike Revenue 6.35% 7/1/2002*             327,000           138
      250M    Pensacola, Fla. Airport Revenue 5.6% 10/1/2017                                251,563           106
      455M    Port Palm Beach District, Fla. Revenue 6 1/4% 9/1/2008                        494,812           209
------------------------------------------------------------------------------------------------------------------
                                                                                          1,607,125           679
------------------------------------------------------------------------------------------------------------------
              Utilities--50.3%
      250M    Broward County, Fla. Water & Sewer Utilities Rev. 6 1/2% 10/1/2001*           272,188           115
      750M    Charlotte County, Fla. Utilities Revenue 6 3/4% 10/1/2003*                    849,375           359
    1,000M    Cocoa, Fla. Water & Sewer Revenue 5 3/4% 10/1/2017                          1,016,250           429
              Escambia County, Fla. Utilities Authority Util. Sys. Rev.:
      500M      6 1/4% 1/1/2013                                                             553,750           234
    1,000M      6 1/4% 1/1/2015                                                           1,105,000           467
      690M    Jacksonville Beach, Fla. Utilities Rev. 6 3/4% 10/1/2001*                     763,312           323
      300M    Kissimmee, Fla. Utility Authority Electric System Revenue
                6 1/2% 10/1/2001*                                                           328,875           139
    1,495M    Lakeland, Fla. Electric & Water Revenue 6% 10/1/2014                        1,614,600           682
      410M    Miramar, Fla. Util. Impt. Rev. 6.4% 10/1/2007                                 453,050           192
    1,000M    Plant City, Fla. Utility System Revenue 6% 10/1/2015                        1,080,000           457
      300M    Reedy Creek, Fla. Impt. Dist. Utilities Revenue 6 1/2% 10/1/2001*             326,625           138
      500M    Sarasota County, Fla. Utility System Revenue 6 1/2% 10/1/2004*                563,125           238
              Seminole County, Fla. Water & Sewer Revenue:
      500M      6% 10/1/2009                                                                547,500           231
      500M      6% 10/1/2019                                                                541,875           229
    1,000M    St. John's County, Fla. Water & Sewer Revenue 5 1/2% 6/1/2011               1,035,000           438
      750M    West Melbourne, Fla. Water & Sewer Revenue 6 3/4% 10/1/2014                   836,250           354
------------------------------------------------------------------------------------------------------------------
                                                                                         11,886,775         5,025
------------------------------------------------------------------------------------------------------------------
              Other Revenue--25.1%
      400M    Florida State Div. Bd. Fin. Dept. General Services
                6 3/4% 7/1/2013                                                             435,000           184
    1,000M    Indian Trace Community Dev. District 5 3/4% 5/1/2011                        1,038,750           439
    1,000M    Jacksonville, Fla. Cap. Improv. (Gator Bowl Project)
                5 7/8% 10/1/2015                                                          1,030,000           436
      350M    Jacksonville, Fla. Excise Taxes Revenue 6 1/2% 10/1/2013                      380,625           161
      600M    Orange County, Fla. Tourist Dev. Tax Revenue 5.9% 10/1/2010                   647,250           274
    1,000M    Palm Beach County, Fla. Criminal Justice Facs. Rev.
                5 3/8% 6/1/2011                                                           1,022,500           432
      300M    St. Lucie County, Fla. Sales Tax Revenue 6 1/2% 10/1/2002*                    332,250           141
    1,000M    Tampa, Fla. Sales Tax Revenue 5 3/4% 10/1/2020                              1,046,250           442
------------------------------------------------------------------------------------------------------------------
                                                                                          5,932,625         2,509
------------------------------------------------------------------------------------------------------------------
              Total Value of Municipal Bonds (cost $21,504,848)                          23,264,009         9,835
------------------------------------------------------------------------------------------------------------------
              SHORT-TERM TAX EXEMPT INVESTMENTS--.8%
      200M    Indian River County, Fla. Hospital District
                Variable Rate Note 4.20% (cost $200,000)**                                  200,000            85
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Investments (cost $21,704,848)      99.2%                       23,464,009         9,920
Other Assets, Less Liabilities                                 .8                           189,411            80
------------------------------------------------------------------------------------------------------------------
Net Assets                                                  100.0%                      $23,653,420       $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.
** Interest rates on Variable Rate Notes are determined and reset at least weekly by the issuer.
   Interest rate shown is the rate in effect at June 30, 1997.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--GEORGIA FUND
June 30, 1997
------------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
Principal                                                                                              $10,000 of
   Amount     Security                                                                        Value    Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.1%
              Education--5.1%
              Private Colleges & Univs. Facs. Auth., Ga.:
    $  80M      Mercer University Project 6.35% 11/1/2006                                $   88,700       $   261
       80M      Spelman University Project 6% 6/1/2009                                       85,800           252
------------------------------------------------------------------------------------------------------------------
                                                                                            174,500           513
------------------------------------------------------------------------------------------------------------------
              General Obligation--24.7%
       75M    Columbia County, Ga. School District 6 1/4% 4/1/2013                           80,812           237
      100M    Hall County, Ga. School District 6.7% 12/1/2014                               111,625           328
      100M    Mitchell County, Ga. School District 6 1/2% 3/1/2009                          111,000           326
      125M    Paulding County, Ga. School District 6% 2/1/2013                              135,312           398
      100M    Peach County, Ga. School District 6.4% 2/1/2019                               108,000           317
      150M    Pike County, Ga. School District 5.7% 2/1/2016                                156,375           459
      125M    Puerto Rico Commonwealth 6 1/4% 7/1/2012                                      138,906           408
------------------------------------------------------------------------------------------------------------------
                                                                                            842,030         2,473
------------------------------------------------------------------------------------------------------------------
              Hospital--3.9%
      125M    Puerto Rico Indl. Tourist Edl. Med. & Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                             133,594           392
------------------------------------------------------------------------------------------------------------------
              Housing--4.5%
      150M    Georgia State Housing & Finance Authority Revenue
                5.7% 12/1/2011                                                              154,687           454
------------------------------------------------------------------------------------------------------------------
              Transportation--9.7%
      300M    Metropolitan Atlanta Rapid Transit Authority 6 1/4% 7/1/2011                  329,625           968
------------------------------------------------------------------------------------------------------------------
              Utilities--38.5%
       25M    Bartow County, Ga. Water & Sewer Revenue 6.05% 9/1/2007                        26,625            78
       95M    Brunswick, Ga. Water & Sewer Revenue 6.1% 10/1/2019                           102,362           301
       85M    Conyers, Ga. Water & Sewer Revenue 6.45% 7/1/2010                              93,288           274
       80M    Cordele, Ga. Comb. Public Utilities Revenue 6.4% 11/1/2014                     87,100           256
      250M    Fulton County, Ga. Water & Sewer Revenue 6 3/8% 1/1/2014                      279,688           822
      100M    Georgia Municipal Electric Authority, Special Obligation
                6 1/2% 1/1/2017                                                             112,625           331
              Georgia Municipal Gas Authority Revenue:
       80M      6.8% 11/1/2009                                                               89,600           263
      100M      5.8% 1/1/2015                                                               103,000           302
      150M    Milledgeville, Ga. Water & Sewer Revenue 6% 12/1/2021                         159,938           470
      150M    Puerto Rico Electric Power Authority 5 1/4% 7/1/2015                          147,938           434
      100M    St. Mary's, Ga. Water & Sewer Revenue 6 1/8% 7/1/2018                         107,750           316
------------------------------------------------------------------------------------------------------------------
                                                                                          1,309,914         3,847
------------------------------------------------------------------------------------------------------------------
              Other Revenue--11.7%
       80M    Appling County, Ga. Dev. Auth. Poll. Ctl. Rev. 7.1% 1/1/2014                   89,400           262
       80M    Downtown Smyrna, Ga. Dev. Auth. Rev. 6.7% 2/1/2020                             88,400           260
       50M    East Point, Ga. Building Authority Revenue 6% 2/1/2011                         52,563           154
      150M    Puerto Rico Public Buildings Authority 6 1/4% 7/1/2013                        166,687           490
------------------------------------------------------------------------------------------------------------------
                                                                                            397,050         1,166
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $3,113,749)      98.1%                               3,341,400         9,813
Other Assets, Less Liabilities                         1.9                                   63,823           187
------------------------------------------------------------------------------------------------------------------
Net Assets                                           100.0%                              $3,405,223       $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MARYLAND FUND
June 30, 1997
------------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
Principal                                                                                              $10,000 of
   Amount     Security                                                                        Value    Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.3%
              Certificates of Participation--.3%
   $   30M    Baltimore, Maryland Series "B" 7 1/4% 4/1/2016                            $    32,250       $    28
------------------------------------------------------------------------------------------------------------------
              Education--8.0%
              Morgan State University Academic & Aux. Facs. Fees Revenue:
       90M      7% 7/1/2000*                                                                 98,212            86
      500M      6.05% 7/1/2015                                                              541,250           478
      200M      6.1% 7/1/2020                                                               217,750           192
       50M    University of Maryland Sys. Aux. Fac. & Tuition Rev. 6.3% 2/1/2001*            53,937            48
------------------------------------------------------------------------------------------------------------------
                                                                                            911,149           804
------------------------------------------------------------------------------------------------------------------
              General Obligation--30.0%
      350M    Anne Arundel County, Maryland Water & Sewer 6.3% 8/1/2015                     380,625           336
              Baltimore, Maryland:
      100M      6.3% 10/15/2004                                                             110,125            97
      100M      7% 10/15/2009                                                               118,125           104
      250M      5 5/8% 10/15/2012                                                           257,813           228
       55M    Carroll County, Maryland 6 1/4% 11/1/2001*                                     59,881            53
      100M    Chesapeake Beach, Maryland 6 1/2% 5/1/2012                                    105,750            93
              Frederick, Maryland:
      100M      6 1/8% 12/1/2008                                                            108,250            96
      200M      6 1/8% 10/1/2014                                                            212,250           187
       60M    Frederick County, Maryland 6 5/8% 8/1/2003*                                    67,275            59
       35M    Montgomery County, Maryland 6 3/4% 4/1/2001*                                   38,369            34
              Puerto Rico Commonwealth:
      105M      6.6% 7/1/2002*                                                              116,419           103
      650M      6 1/4% 7/1/2012                                                             722,313           638
      250M      5.65% 7/1/2015                                                              260,937           230
      500M    Queen Annes County, Maryland 5.6% 11/15/2015                                  508,750           449
      325M    Washington County, Maryland 5.8% 1/1/2013                                     336,781           297
------------------------------------------------------------------------------------------------------------------
                                                                                          3,403,663         3,004
------------------------------------------------------------------------------------------------------------------
              Hospital--18.0%
      250M    Maryland State Indl. Dev. Fing. Auth. (Holy Cross Health System)
                5.7% 12/10/2010                                                             261,563           231
              Maryland State Health & Higher Education Facilities Authority:
       35M      Baltimore County General Hospital 6.9% 7/1/2001*                             38,763            34
       90M      Francis Scott Key Medical Center 6 3/4% 7/1/2000*                            97,537            85
      500M      Maryland General Hospital 6 1/8% 7/1/2014                                   529,375           467
       20M      Memorial Hospital 7% 7/1/2007                                                21,350            19
      140M      Sinai Hospital of Baltimore 7% 7/1/2000*                                    152,775           135
      110M      Suburban Hospital 6% 7/1/2002*                                              117,288           104
       65M      University of Maryland Medical System 7% 7/1/2001*                           72,231            64
      325M    Puerto Rico Indl. Tourist Edl. Med. and Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                             347,344           307
      350M    Takoma Park, Maryland Hosp. Facs. (Adventist Hosp.)
                6 1/2% 9/1/2012                                                             395,938           349
------------------------------------------------------------------------------------------------------------------
                                                                                          2,034,164         1,795
------------------------------------------------------------------------------------------------------------------
              Housing--13.1%
      250M    Baltimore County, Maryland Mtge. Rev. (Old Orchard Apts.)
                7% 7/1/2016                                                                 266,875           235
              Maryland State Community Dev. Admin. Dept. Hsg. & Cmnty. Dev.:
       45M      7% 6/1/2011                                                                  48,656            43
      345M      7% 4/1/2014                                                                 366,994           324
      600M      5 7/8% 7/1/2016                                                             610,500           539
      180M    Montgomery County, Maryland Single Family Mtge. Rev.
                6 1/2% 7/1/2011                                                             190,125           168
------------------------------------------------------------------------------------------------------------------
                                                                                          1,483,150         1,309
------------------------------------------------------------------------------------------------------------------
              Transportation--7.4%
              Maryland State Department of Transportation:
       60M      6 3/8% 9/1/2006                                                              63,825            56
      500M      Zero Coupon 7/1/2012                                                        224,375           198
      500M    Puerto Rico Highway & Transportation Authority 6 1/4% 7/1/2014                556,250           491
------------------------------------------------------------------------------------------------------------------
                                                                                            844,450           745
------------------------------------------------------------------------------------------------------------------
              Utilities--10.0%
      250M    Baltimore, Maryland Rev. Water Project 5.8% 7/1/2015                          257,188           227
              Baltimore, Maryland Wastewater Utilities Revenue:
      165M      6 1/2% 7/1/2000*                                                            174,900           154
      215M      6 1/4% 7/1/2002*                                                            234,887           207
      200M      6% 7/1/2015                                                                 215,000           191
      250M    Puerto Rico Electric Power Authority 5 1/4% 7/1/2015                          246,562           217
------------------------------------------------------------------------------------------------------------------
                                                                                          1,128,537           996
------------------------------------------------------------------------------------------------------------------
              Other Revenue--10.5%
      250M    Baltimore, Maryland (Convention Center) 6.1% 9/1/2013                         260,625           230
       35M    Maryland Industrial Financing Authority 7% 7/1/2010                            38,369            34
      250M    Maryland State Stadium Authority 5 7/8% 12/15/2013                            258,437           228
      100M    Montgomery County, Maryland Pkg. Rev. (Bethesda Pkg. Lot)
                6 1/4% 6/1/2009                                                             107,250            95
      475M    Puerto Rico Public Buildings Authority 6 1/4% 7/1/2015                        528,437           466
------------------------------------------------------------------------------------------------------------------
                                                                                          1,193,118         1,053
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $10,383,012)      97.3%                             11,030,481         9,734
Other Assets, Less Liabilities                          2.7                                 301,272           266
------------------------------------------------------------------------------------------------------------------
Net Assets                                            100.0%                            $11,331,753       $10,000
==================================================================================================================
* Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--MASSACHUSETTS FUND
June 30, 1997
------------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
Principal                                                                                              $10,000 of
   Amount     Security                                                                        Value    Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.3%
              Education--7.1%
   $  425M    Massachusetts Health & Educ. Facs. Auth. (Northeastern Univ.)
                7 1/8% 10/1/2000*                                                       $   464,312       $   201
    1,000M    University of Massachusetts Building Authority Revenue
                6 7/8% 5/1/2014                                                           1,187,500           514
------------------------------------------------------------------------------------------------------------------
                                                                                          1,651,812           715
------------------------------------------------------------------------------------------------------------------
              General Obligation--29.7%
              Boston, Massachusetts:
      250M      7 3/8% 2/1/2000*                                                            272,500           118
      750M      5 7/8% 8/1/2012                                                             779,062           337
              Massachusetts General Obligations:
      300M      7% 7/1/2009                                                                 353,037           153
    1,000M      6% 8/1/2010                                                               1,083,080           468
    1,100M    New Bedford, Massachusetts 5 5/8% 10/1/2016                                 1,105,500           478
      150M    North Borough, Massachusetts 7.2% 11/1/2003                                   157,313            68
      150M    Rochester, Massachusetts 7 1/4% 3/1/2007                                      160,313            69
      250M    Rockport, Massachusetts Unlimited Tax Sch. Proj. Loan
                6.9% 12/15/1999*                                                            272,188           118
    1,000M    Springfield, Massachusetts 5.3% 8/1/2013                                      986,250           427
              Wareham, Massachusetts:
      225M      7.05% 1/15/2007                                                             248,344           107
      500M      7.1% 1/15/2008                                                              552,500           239
      910M    Worcester, Massachusetts 5.3% 7/1/2015                                        890,662           385
------------------------------------------------------------------------------------------------------------------
                                                                                          6,860,749         2,967
------------------------------------------------------------------------------------------------------------------
              Hospital--22.7%
              Massachusetts Health & Educational Facilities Authority:
                Capital Asset Program:
      225M      7.35% 8/1/2008                                                              243,000           105
      400M      7.2% 7/1/2009                                                               430,000           186
      500M    Carney Hospital 7 3/4% 7/1/2000*                                              555,625           240
      750M    Massachusetts General Hospital 6 1/4% 7/1/2012                                832,500           360
      570M    Milton Hospital 7% 7/1/2016                                                   614,888           266
    1,500M    Mt. Auburn Hospital 6 1/4% 8/15/2014                                        1,601,250           693
      400M    South Shore Hospital 7 1/2% 7/1/2000*                                         442,000           191
      490M    University Hospital 7 1/4% 7/1/2019                                           534,100           231
------------------------------------------------------------------------------------------------------------------
                                                                                          5,253,363         2,272
------------------------------------------------------------------------------------------------------------------
              Housing--5.1%
              Massachusetts Housing Finance Agency:
    1,000M      6% 12/1/2012                                                              1,030,000           446
      140M      7.7% 12/1/2017                                                              146,475            63
------------------------------------------------------------------------------------------------------------------
                                                                                          1,176,475           509
------------------------------------------------------------------------------------------------------------------
              Transportation--10.2%
              Massachusetts Bay Transportation Authority:
      690M      Series "A" 7.65% 8/1/2000*                                                  766,762           332
    1,500M      Series "A" 5.8% 3/1/2013                                                  1,582,275           684
------------------------------------------------------------------------------------------------------------------
                                                                                          2,349,037         1,016
------------------------------------------------------------------------------------------------------------------
              Utilities--23.5%
              Boston, Massachusetts Water & Sewer Commission:
      850M      7% 11/1/2001*                                                               949,875           411
      100M      7 1/4% 11/1/2006                                                            105,750            46
    1,035M      5 3/4% 11/1/2013                                                          1,093,219           473
      475M    Lynn, Massachusetts Water & Sewer Commission 7 1/4% 12/1/2000*                526,063           227
    1,250M    Massachusetts State Water Resource Authority 5% 3/1/2022                    1,145,312           495
      500M    Puerto Rico Electric Power Authority, 5 1/4% 7/1/2016                         490,000           212
    1,000M    South Essex, Massachusetts Sewer District 6 3/4% 6/1/2004*                  1,133,750           490
------------------------------------------------------------------------------------------------------------------
                                                                                          5,443,969         2,354
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $20,982,599)      98.3%                             22,735,405         9,833
Other Assets, Less Liabilities                          1.7                                 386,282           167
------------------------------------------------------------------------------------------------------------------
Net Assets                                            100.0%                            $23,121,687       $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NEW JERSEY FUND
June 30, 1997
------------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
Principal                                                                                              $10,000 of
   Amount     Security                                                                        Value    Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.1%
              Certificates of Participation--3.8%
   $1,000M    Hudson County, N.J. Correctional Facility 7 1/4% 12/1/2000*               $ 1,107,500       $   184
      500M    Mantua Township, N.J. School District 7 1/4% 6/30/2000*                       550,625            91
      600M    Piscataway Township, N.J. School District 7% 12/15/2000*                      661,500           110
------------------------------------------------------------------------------------------------------------------
                                                                                          2,319,625           385
------------------------------------------------------------------------------------------------------------------
              Education--2.3%
    1,300M    New Jersey Edl. Facs. Fing. Auth. (Seton Hall Univ.)
                6 1/4% 7/1/2010                                                           1,386,125           230
------------------------------------------------------------------------------------------------------------------
              General Obligation--15.4%
              Essex County, N.J. Improvement Authority:
    1,500M      County College Project 6.9% 12/1/2004*                                    1,730,625           287
                Orange School District:
    1,025M        Series "A" 6.95% 7/1/2014                                               1,159,531           192
    1,220M        Series "B" 6.95% 7/1/2014                                               1,380,125           229
    1,000M    New Jersey State Various Purposes 6% 2/15/2011                              1,087,500           181
    1,550M    Puerto Rico Commonwealth 6 1/4% 7/1/2013                                    1,730,188           287
              Union City, N.J.:
    1,000M      6.7% 9/1/2012                                                             1,093,750           181
      995M      6.4% 11/1/2013                                                            1,111,912           184
------------------------------------------------------------------------------------------------------------------
                                                                                          9,293,631         1,541
------------------------------------------------------------------------------------------------------------------
              Hospital--24.1%
              New Jersey Health Care Facilities Financing Authority:
    1,250M      Bayonne Hospital 6 1/4% 7/1/2012                                          1,337,500           222
      400M      Community Medical Center 7% 7/1/2009                                        425,500           70
    1,745M      General Hospital Center at Passaic 6% 7/1/2014                            1,816,981           301
      750M      Holy Name Hospital 7% 7/1/2000*                                             818,437           136
    1,100M      Hunterdon Hospital 7% 7/1/2020                                            1,178,375           195
    1,750M      Monmouth Medical Center 6 1/4% 7/1/2016                                   1,846,250           306
    1,500M      Ocean County Medical Center 6.9% 7/1/2007                                 1,650,000           274
    3,120M      Riverview Medical Center 6 1/4% 7/1/2011                                  3,471,000           576
      825M      St. Barnabas Medical Center 7 1/4% 7/1/2018                                 879,656           146
    1,000M      St. Peter's Medical Center Series "E" 6 7/8% 7/1/2001*                    1,106,250           183
------------------------------------------------------------------------------------------------------------------
                                                                                         14,529,949         2,409
------------------------------------------------------------------------------------------------------------------
              Housing--4.6%
              New Jersey State Housing & Mortgage Financing Agency:
      380M      Series "A" 7 1/2% 4/1/2015                                                  401,375            66
      420M      Series "E" 7.65% 10/1/2016                                                  442,575            73
    1,385M      Series "C" 7 3/8% 10/1/2017                                               1,440,400           239
      450M      Series "B" 8.1% 10/1/2017                                                   468,383            78
------------------------------------------------------------------------------------------------------------------
                                                                                          2,752,733           456
------------------------------------------------------------------------------------------------------------------
              Transportation--8.4%
      900M    Delaware River Port Authority 7 3/8% 1/1/2007                                 956,250           158
    1,000M    New Jersey State Highway Authority (Garden State Parkway)
                6.2% 1/1/2010                                                             1,096,250           182
    3,200M    New Jersey State Transportation Fund Transit System Series "A"
                5% 6/15/2015                                                              3,032,000           503
------------------------------------------------------------------------------------------------------------------
                                                                                          5,084,500           843
------------------------------------------------------------------------------------------------------------------
              Utilities--16.0%
    1,000M    Bergen County, N.J. Util. Auth. Water Pollution Ctl. 6 1/2% 12/15/2002*     1,103,750           183
      300M    Brick Township, N.J. Municipal Utilities Authority 5% 12/1/2016               281,625            47
    1,000M    Evesham, N.J. Municipal Utilities Authority  7% 7/1/2000*                   1,073,750           178
      500M    Long Branch, N.J. Sewer Authority 7 1/4% 6/1/2000*                            548,750            91
      500M    Lower Township, N.J. Municipal Utilities Authority 7% 12/1/2000*              550,000            91
      250M    Montville Township, N.J. Municipal Utilities Authority 7% 12/1/2001*          280,313            47
      300M    Musconetcong, N.J. Sewer Authority 7.15% 1/1/2000*                            325,500            54
              New Jersey Wastewater Treatment Trust:
    1,435M      6 1/4% 4/1/2010                                                           1,544,419           256
    1,310M      7% 7/1/2011                                                               1,550,713           257
    1,140M    Passaic Valley, N.J. Water Commn. 6.4% 12/15/2002*                          1,261,125           209
    1,000M    Puerto Rico Commonwealth Aqueduct & Sewer Authority
                6 1/4% 7/1/2013                                                           1,111,250           184
------------------------------------------------------------------------------------------------------------------
                                                                                          9,631,195         1,597
------------------------------------------------------------------------------------------------------------------
              Other Revenue--23.5%
    2,900M    Atlantic County, N.J. Impt. Auth. Lux. Tax. (Convention Center)
                7.4% 7/1/2016                                                             3,581,500           594
      350M    Cape May County, N.J. Indl. Pollution Control Fin. Auth.
                6.8% 3/1/2021                                                               412,563            68
              New Jersey Economic Development Authority:
                Educational Testing Service:
    1,000M        5.9% 5/15/2015                                                          1,036,250           172
    2,000M        6 1/8% 5/15/2015                                                        2,122,500           352
    2,185M      Market Transition Facility 5 7/8% 7/1/2011                                2,283,325           379
    1,775M      N.J. Performing Arts Center 6% 6/15/2012                                  1,917,000           318
              Puerto Rico Public Buildings Authority:
    1,350M      Series "A" 6 1/4% 7/1/2013                                                1,500,187           249
    1,195M      Series "A" 6 1/4% 7/1/2014                                                1,324,956           220
------------------------------------------------------------------------------------------------------------------
                                                                                         14,178,281         2,352
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $54,536,467)      98.1%                             59,176,039         9,813
Other Assets, Less Liabilities                          1.9                               1,128,732           187
------------------------------------------------------------------------------------------------------------------
Net Assets                                            100.0%                            $60,304,771       $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--NORTH CAROLINA FUND
June 30, 1997
------------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
Principal                                                                                              $10,000 of
   Amount     Security                                                                        Value    Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--96.9%
              Certificates of Participation--3.6%
     $100M    Charlotte, N.C. Convention Facilities Project 6 3/4% 12/1/2001*            $  110,875       $   180
      100M    Cumberland County, N.C. Civic Center Project 6.3% 12/1/2008                   109,500           178
------------------------------------------------------------------------------------------------------------------
                                                                                            220,375           358
------------------------------------------------------------------------------------------------------------------
              General Obligation--43.0%
      250M    Cleveland County, N.C. 5 1/2% 3/1/2012                                        254,375           413
      200M    Cumberland County, N.C. 5 1/2% 4/1/2012                                       203,000           330
      200M    Currituck County, N.C. 5.4% 4/1/2013                                          200,500           326
      200M    Gaston County, N.C. 5.7% 3/1/2013                                             207,500           337
      220M    Laurinburg, N.C. 5.3% 6/1/2012                                                219,450           356
      200M    Mecklenburg County, N.C. 6.2% 1/1/2002*                                       215,250           349
      200M    Morganton, N.C. 5.7% 6/1/2014                                                 206,750           336
      400M    Onslow County, N.C. 5.7% 3/1/2011                                             419,500           681
      200M    Puerto Rico Commonwealth 6 1/4% 7/1/2012                                      222,250           361
      280M    Rowan County, N.C. 5.6% 4/1/2014                                              288,750           469
      200M    Watauga County, N.C. 5.9% 6/1/2014                                            209,750           341
------------------------------------------------------------------------------------------------------------------
                                                                                          2,647,075         4,299
------------------------------------------------------------------------------------------------------------------
              Hospital--4.8%
      100M    North Carolina Med. Care Commn. (Presbyterian Hosp.)
                7 3/8% 10/1/2000*                                                           110,750           180
      175M    Puerto Rico Indl. Tourist Edl. Med. and Env. Ctl. Facs.
                6 1/4% 7/1/2016                                                             187,031           304
------------------------------------------------------------------------------------------------------------------
                                                                                            297,781           484
------------------------------------------------------------------------------------------------------------------
              Housing--2.2%
      125M    North Carolina Housing Finance Agency Multi-Family 6.6% 7/1/2017              133,906           217
------------------------------------------------------------------------------------------------------------------
              Transportation--6.8%
      375M    Puerto Rico Commonwealth Highway & Transportation Authority
                6 1/4% 7/1/2014                                                             417,187           678
------------------------------------------------------------------------------------------------------------------
              Utilities--24.1%
      250M    Asheville, N.C. Water System Revenue 5 5/8% 8/1/2013                          255,313           415
      250M    Buncombe County, N.C. Solid Waste System 5.6% 3/1/2011                        257,187           417
      390M    Fayetteville, N.C. Public Works Commission Revenue 5.7% 2/1/2010              406,088           660
      200M    North Carolina Eastern Municipal Power Agency 5.6% 1/1/2010                   204,250           332
      200M    North Carolina Municipal Power Agency (Catawba Electric) 6% 1/1/2010          214,500           348
      150M    Puerto Rico Electric Power Authority 5 1/4% 7/1/2015                          147,938           240
------------------------------------------------------------------------------------------------------------------
                                                                                          1,485,276         2,412
------------------------------------------------------------------------------------------------------------------
              Other Revenue--12.4%
      250M    Kinston, N.C. Enterprise System Revenue 5.7% 4/1/2012                         257,500           418
      250M    North Carolina Cent. Univ. Hsg. Rev. 5.6% 11/1/2012                           255,000           414
      225M    Puerto Rico Public Buildings Authority 6 1/4% 7/1/2012                        250,031           406
------------------------------------------------------------------------------------------------------------------
                                                                                            762,531         1,238
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $5,695,384)      96.9%                               5,964,131         9,686
Other Assets, Less Liabilities                         3.1                                  193,227           314
------------------------------------------------------------------------------------------------------------------
Net Assets                                           100.0%                              $6,157,358       $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--PENNSYLVANIA FUND
June 30, 1997
------------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
Principal                                                                                              $10,000 of
   Amount     Security                                                                        Value    Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--98.9%
              Education--7.0%
   $1,000M    Allegheny County, Pa. Higher Educ. Bldg. Auth. (Duquesne Univ.)
                5% 3/1/2016                                                             $   940,000       $   211
      675M    Northeastern Pa. Hosp. & Ed. Auth. (Luzerne Cnty. Cmnty. College)
                6.55% 8/15/2009                                                             733,219           165
      355M    Pennsylvania State Higher Educ. Facs. Auth. (Hahnemann Univ.)
                7.2% 7/1/1999*                                                              382,069            86
    1,000M    Phila., Pa. Hosp. & Higher Edl. Facs. Auth. (Cmnty. College)
                6 1/8% 5/1/2014                                                           1,055,000           237
------------------------------------------------------------------------------------------------------------------
                                                                                          3,110,288           699
------------------------------------------------------------------------------------------------------------------
              General Obligation--22.7%
      150M    Allegheny County, Pa. Inst. Dist. Series 18, 7.3% 4/1/2009                    161,063            36
    1,470M    Erie, Pa. 5.7% 5/15/2012                                                    1,495,725           336
      265M    Falls Township, Pa. 7% 12/15/2000*                                            287,194            65
    1,310M    General McLane, Pa. School District 5 3/4% 5/15/2013                        1,339,475           301
      700M    Jeannette, Pa. School District 6.65% 6/15/2001*                               755,125           170
    1,000M    Kiski, Pa. Area School District 5.3% 3/01/2017                                970,000           218
    1,000M    Philadelphia, Pa. 6% 11/15/2014                                             1,047,500           236
    1,500M    Pittsburgh, Pa. 5 1/2% 9/1/2014                                             1,533,750           345
    1,000M    Stroudsburg, Pa. Area School District 5.8% 10/1/2010                        1,037,500           233
      800M    Trinity Area School District, Pa. 6 5/8% 11/1/2001*                           867,000           195
      565M     Venango County, Pa. 7% 7/15/2000*                                            606,669           136
------------------------------------------------------------------------------------------------------------------
                                                                                         10,101,001         2,271
------------------------------------------------------------------------------------------------------------------
              Hospital--21.7%
              Allegheny County, Pa. Hospital Development Authority:
    1,000M      Allegheny General Hospital Project 6.2% 9/1/2015                          1,057,500           238
                Health Center - University of Pittsburgh:
    1,000M        5.6% 4/1/2013                                                           1,012,500           227
    1,000M        5.6% 4/1/2014                                                           1,012,500           227
    1,250M      South Hills Health System 5.8% 5/1/2016                                   1,270,312           286
    1,500M    Berks County, Pa. Mun. Auth. Hosp. (Reading Hosp. Med. Ctr.)
                5.7% 10/1/2014                                                            1,552,500           349
    1,100M    Blair County, Pa. Hosp. Auth. Rev.(Altoona Hosp.) 6 3/8% 7/1/2014           1,160,500           261
    1,000M    Dauphin County, Pa. Gen. Health System (Pinnacle Health System)
                5 1/2% 5/15/2013                                                          1,006,250           226
    1,000M    Pennsylvania State Higher Edl. Facs. Auth. Health Svcs. 5.7% 11/15/2011     1,035,000           233
      500M    St. Mary Hosp. Auth., Langhorne, Pa. (Franciscan Health) 7% 7/1/2014          527,500           119
------------------------------------------------------------------------------------------------------------------
                                                                                          9,634,562         2,166
------------------------------------------------------------------------------------------------------------------
              Housing--2.4%
              Pennsylvania Housing Finance Agency Single-Family Mtge.:
      460M      7.15% 4/1/2015                                                              485,300           109
      570M      7.3% 10/1/2017                                                              605,625           136
------------------------------------------------------------------------------------------------------------------
                                                                                          1,090,925           245
------------------------------------------------------------------------------------------------------------------
              Transportation--2.9%
      260M    Pennsylvania State Turnpike Commission Turnpike Revenue
                7.4% 12/1/2000*                                                             288,925            65
    1,000M    Southeastern Pennsylvania Transportation Authority Revenue
                5 3/8% 3/1/2017                                                             981,250           221
------------------------------------------------------------------------------------------------------------------
                                                                                          1,270,175           286
------------------------------------------------------------------------------------------------------------------
              Utilities--29.2%
              Allegheny County, Pa. Sanitation Authority Sewer Revenue:
    1,100M      6 1/2% 12/1/2001*                                                         1,189,375           267
    1,000M      6 1/4% 12/1/2014                                                          1,063,750           239
      175M    Beaver County, Pa. Indl. Dev. Auth. Poll. Ctl. (Ohio Edison)
                7 3/4% 9/1/2024                                                             188,781            42
      350M    Harrisburg, Pa. Authority Water Revenue 6 1/2% 8/15/2002*                     380,625            86
    1,000M    North Pennsylvania, Pa. Water Authority 6 7/8% 11/1/2004*                   1,140,000           256
    1,000M    North Wales, Pa. Water Authority 6 3/4% 11/1/2004*                          1,125,000           253
              Philadelphia, Pa. Water & Wastewater:
    1,230M      6 1/4% 8/1/2011                                                           1,354,537           305
    2,000M      6 1/4% 8/1/2012                                                           2,185,000           491
    2,950M    Pittsburgh, Pa. Water & Sewer Authority 6 1/2% 9/1/2013                     3,326,125           748
    1,000M    Washington County, Pa. Indl. Dev. Auth. (West Penn. Power)
                6.05% 4/1/2014                                                            1,043,750           235
------------------------------------------------------------------------------------------------------------------
                                                                                         12,996,943         2,922
------------------------------------------------------------------------------------------------------------------
              Other Revenue--13.0%
    1,500M    Harrisburg, Pa. Authority Pooled Bond Program 5 5/8% 4/01/2015              1,515,000           341
    1,000M    Pennsylvania Intergovernmental Coop. Auth. Spl. Tax Rev.
                7% 6/15/2005*                                                             1,146,250           258
    1,000M    Pennsylvania State Industrial Development Authority 6% 1/1/2012             1,047,500           236
    1,000M    Philadelphia, Pa. Authority for Ind. Dev. Lease Rev. 5.4% 2/15/2017           985,000           221
      500M    Somerset County, Pa. Gen. Auth. Commonwealth Lease Rev.
                7% 10/15/2001*                                                              548,750           123
      500M    Washington County, Pa. Auth. Lease Rev. 7.45% 6/15/2000*                      555,625           125
------------------------------------------------------------------------------------------------------------------
                                                                                          5,798,125         1,304
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $41,391,165)       98.9%                            44,002,019         9,893
Other Assets, Less Liabilities                           1.1                                474,098           107
------------------------------------------------------------------------------------------------------------------
Net Assets                                             100.0%                           $44,476,117       $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements


Portfolio of Investments
First Investors Multi-State Insured Tax Free Fund--VIRGINIA FUND
June 30, 1997
------------------------------------------------------------------------------------------------------------------
                                                                                                           Amount
                                                                                                         Invested
                                                                                                         For Each
Principal                                                                                              $10,000 of
   Amount     Security                                                                        Value    Net Assets
------------------------------------------------------------------------------------------------------------------
              MUNICIPAL BONDS--97.7%
              Education--7.9%
   $  575M    George Mason University, Va. 6 3/8% 8/1/2016                              $   618,844       $   279
    1,100M    Norfolk, Va. Redev. & Hsg. Auth. (Tidewater Cmnty. College)
                5 7/8% 11/1/2015                                                          1,138,500           513
------------------------------------------------------------------------------------------------------------------
                                                                                          1,757,344           792
------------------------------------------------------------------------------------------------------------------
              General Obligation--6.8%
    1,000M    Chesapeake, Va. Public Improvement 5% 5/1/2013                                967,500           436
      500M    Virginia State Public School Authority 6 1/2% 8/1/2013                        543,125           244
------------------------------------------------------------------------------------------------------------------
                                                                                          1,510,625           680
------------------------------------------------------------------------------------------------------------------
              Hospital--19.6%
    1,150M    Danville, Va. Ind. Dev. Auth. (Danville Reg. Med. Ctr.)
                6 3/8% 10/1/2014                                                          1,237,687           557
      500M    Hanover County, Va. Indl. Dev. Auth. (Bon Secours Health Sys. Projs.)
                6% 8/15/2010                                                                541,250           244
              Roanoke, Va. Indl. Dev. Auth. (Roanoke Memorial Hospitals Projects):
      295M      6 1/2% 7/1/2000*                                                            312,700           141
      255M      7 1/4% 7/1/2000*                                                            279,863           126
    1,675M      6 1/8% 7/1/2017                                                           1,813,188           816
      150M    Winchester, Va. Indl.  Dev. Auth. (Winchester Med. Ctr.)
                7 1/4% 1/1/2000*                                                            162,937            73
------------------------------------------------------------------------------------------------------------------
                                                                                          4,347,625         1,957
------------------------------------------------------------------------------------------------------------------
              Transportation--16.1%
    1,000M    Puerto Rico Commonwealth Highway & Transportation Authority
                6 1/4% 7/1/2014                                                           1,112,500           501
      280M    Richmond, Va. Metro. Auth. Expressway Rev. 7% 10/15/2000*                     296,800           134
              Washington, D.C. Metropolitan Area Transportation Authority:
    1,000M      6% 7/1/2008                                                               1,085,000           488
    1,000M      6% 7/1/2010                                                               1,076,250           484
------------------------------------------------------------------------------------------------------------------
                                                                                          3,570,550         1,607
------------------------------------------------------------------------------------------------------------------
              Utilities--24.9%
      275M    Henry County, Va. Public Service Auth. Water & Sewer Rev.
                7.2% 11/15/2000*                                                            301,469           136
      750M    Leesburg, Va. Utility System Revenue 6.3% 7/1/2012                            797,813           359
              Loudoun County, Va. Sanitation Authority Water & Sewer Revenue:
      500M      6 1/4% 1/1/2010                                                             535,000           241
    1,000M      5 7/8% 11/1/2015                                                          1,028,750           463
    1,000M    Prince William County, Va. Svce. Auth. Water & Sewer Sys. Rev.
                6 1/2% 7/1/2001*                                                          1,088,750           490
      500M    Puerto Rico Electric Power Authority 5 1/4% 7/1/2015                          493,125           222
      560M    Roanoke County, Va. Water System Revenue 6 1/2% 7/1/2001*                     611,800           276
      625M    Upper Occoquan Sewer Authority, Va. Regional Sewer Revenue
                6 1/2% 7/1/2001*                                                            682,812           307
------------------------------------------------------------------------------------------------------------------
                                                                                          5,539,519         2,494
------------------------------------------------------------------------------------------------------------------
              Other Revenue--22.4%
    1,000M    Chesapeake, Va. Indl. Dev. Auth. (Chesapeake Court House Proj.)
                5 1/4% 6/1/2017                                                             963,750           434
      700M    Frederick County, Va. Indl. Dev. Auth. (Govt. Complex Proj.)
                6 1/2% 12/1/2014                                                            768,250           346
    1,000M    Puerto Rico Public Buildings Authority 6 1/4% 7/1/2014                      1,108,750           499
    1,000M    Richmond, Va. Redev. & Hsg. Auth. (Old Manchester Proj.)
                6.8% 3/1/2015                                                             1,100,000           495
    1,000M    Riverside, Va. Regl. Jail Authority 5 7/8% 7/1/2014                         1,031,250           464
------------------------------------------------------------------------------------------------------------------
                                                                                          4,972,000         2,238
------------------------------------------------------------------------------------------------------------------
Total Value of Municipal Bonds (cost $20,201,909)      97.7%                             21,697,663         9,768
Other Assets, Less Liabilities                          2.3                                 516,102           232
------------------------------------------------------------------------------------------------------------------
Net Assets                                            100.0%                            $22,213,765       $10,000
==================================================================================================================
 * Municipal Bonds which have been prerefunded are shown maturing at the prerefunded call date.

See notes to financial statements





Statement of Assets and Liabilities
June 30, 1997
-------------------------                         -----------------------------------------------------------------------------
                            FIRST INVESTORS                   FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                            NEW YORK INSURED      -----------------------------------------------------------------------------
                            TAX FREE FUND, INC.   CONNECTICUT          FLORIDA        GEORGIA            MARYLAND
-------------------------   ------------------    -----------------------------------------------------------------------------

Assets
Investments in securities:
At identified cost                $181,215,305    $14,553,790       $21,704,848     $3,113,749         $10,383,012
                                  ============   ============      ============   ============        ============
At value (Note 1A)                $193,761,506    $15,757,901       $23,464,009     $3,341,400         $11,030,481
Cash (overdraft)                     1,718,840         52,826           160,687         56,489             139,724
Receivables:
Interest                             4,252,999        324,028           351,979         70,530             253,273
Investment securities sold                  --             --                --             --
Shares sold                             46,244         34,486               577            818               1,099
Other assets                            10,408            331                31             --                   7
                                  ------------   ------------      ------------   ------------        ------------
Total Assets                       199,789,997     16,169,572        23,977,283      3,469,237          11,424,584
                                  ------------   ------------      ------------   ------------        ------------

Liabilities
Payables:
Dividend payable                       784,820         62,875            91,400         13,426              46,616
Shares redeemed                        250,013          5,200           218,382         50,012              40,674
Accrued advisory fees                  116,606          6,766             9,993            576               2,848
Accrued expenses                         9,105             --             4,088             --               2,693
                                  ------------   ------------      ------------   ------------        ------------
Total Liabilities                    1,160,544         74,841           323,863         64,014              92,831
                                  ------------   ------------      ------------   ------------        ------------
Net Assets                        $198,629,453    $16,094,731       $23,653,420     $3,405,223         $11,331,753
                                  ============   ============      ============   ============        ============

Net Assets Consist of:
Capital paid in                   $186,129,084    $15,051,299       $21,860,622     $3,214,569         $10,789,318
Undistributed net investment
income                                  28,142          2,695             9,661            955               1,478
Accumulated net realized gain
(loss) on investments                  (73,974)      (163,374)           23,976        (37,952)           (106,512)
Net unrealized appreciation
in value of investments             12,546,201      1,204,111         1,759,161        227,651             647,469
                                  ------------   ------------      ------------   ------------        ------------
Total                             $198,629,453    $16,094,731       $23,653,420     $3,405,223         $11,331,753
                                  ============   ============      ============   ============        ============

Net Assets:
Class A                           $195,582,677    $14,638,048       $23,041,288     $3,205,405         $10,077,486
Class B                           $  3,046,776    $ 1,456,683       $   612,132     $  199,818         $ 1,254,267
Shares outstanding (Note 2):
Class A                             13,474,998      1,146,615         1,747,790        254,472             778,388
Class B                                209,994        114,163            46,432         15,881              96,914

Net asset value and redemption
price per share--Class A                $14.51         $12.77            $13.18         $12.60              $12.95
                                        ======         ======            ======         ======              ======

Maximum offering price per
share--Class A*                         $15.48         $13.62            $14.06         $13.44              $13.81
                                        ======         ======            ======         ======              ======

Net asset value and offering
price per share--Class B (Note 2)       $14.51         $12.76            $13.18         $12.58              $12.94
                                        ======         ======            ======         ======              ======

* On purchases of $25,000 or more,
the sales charge is reduced.


Statement of Assets and Liabilities (Continued)

--------------------------------------------------------------------------------------------------------------------------
                                                  FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
--------------------------------------------------------------------------------------------------------------------------
                                                                              NORTH
                                   MASSACHUSETTS       NEW JERSEY            CAROLINA      PENNSYLVANIA       VIRGINIA
--------------------------------------------------------------------------------------------------------------------------
Assets
Investments in securities:
At identified cost                   $20,982,599      $54,536,467          $5,695,384       $41,391,165     $20,201,909
                                    ============     ============        ============      ============    ============
At value (Note 1A)                   $22,735,405      $59,176,039          $5,964,131       $44,002,019     $21,697,663
Cash (overdraft)                          24,330          166,828             166,448            20,006         (48,146)
Receivables:
Interest                                 435,992        1,242,134             112,446           662,222         466,821
Investment securities sold                    --               --                  --                --         100,300
Shares sold                               58,934           21,176                  47            11,809          96,021
Other assets                                 644              277                  --                81              47
                                    ------------     ------------        ------------      ------------    ------------
Total Assets                          23,255,305       60,606,454           6,243,072        44,696,137      22,312,706
                                    ------------     ------------        ------------      ------------    ------------

Liabilities
Payables:
Dividend payable                          93,940          233,116              23,984           173,237          85,552
Shares redeemed                           25,012           25,550              60,698            23,812              --
Accrued advisory fees                      9,713           30,323               1,032            18,600           9,282
Accrued expenses                           4,953           12,694                  --             4,371           4,107
                                    ------------     ------------        ------------      ------------    ------------
Total Liabilities                        133,618          301,683              85,714           220,020          98,941
                                    ------------     ------------        ------------      ------------    ------------
Net Assets                           $23,121,687      $60,304,771          $6,157,358       $44,476,117     $22,213,765
                                    ============     ============        ============      ============    ============

Net Assets Consist of:
Capital paid in                      $21,329,686      $55,547,175          $6,000,675       $41,604,986     $20,700,744
Undistributed net investment
income                                     5,103            4,424               1,694            10,976           4,577
Accumulated net realized gain
(loss) on investments                     34,092          113,600            (113,758)          249,301          12,690
Net unrealized appreciation
in value of investments                1,752,806        4,639,572             268,747         2,610,854       1,495,754
                                    ------------     ------------        ------------      ------------    ------------
Total                                $23,121,687      $60,304,771          $6,157,358       $44,476,117     $22,213,765
                                    ============     ============        ============      ============    ============

Net Assets:
Class A                              $22,530,916      $58,633,390          $6,052,267       $43,468,003      $21,108,475

Class B                              $   590,771      $ 1,671,381          $  105,091       $ 1,008,114      $ 1,105,290
Shares outstanding (Note 2):
Class A                                1,887,960        4,499,571             496,105         3,357,240        1,651,771
Class B                                   49,523          128,453               8,616            77,914           86,576

Net asset value and redemption
 price per share--Class A                 $11.93           $13.03              $12.20            $12.95           $12.78
                                          ======           ======              ======            ======           ======

Maximum offering price per
share--Class A*                           $12.73           $13.90             $13.01             $13.81           $13.63
                                          ======           ======             ======             ======           ======

Net asset value and offering
price per share--Class B (Note 2):        $11.93           $13.01             $12.20             $12.94           $12.77
                                          ======           ======             ======             ======           ======

* On purchases of $25,000 or more,
 the sales charge is reduced.

See notes to financial statements






Statement of Operations
Six Months Ended June 30, 1997

-------------------------                         -----------------------------------------------------------------------------
                            FIRST INVESTORS                      FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                            NEW YORK INSURED      -----------------------------------------------------------------------------
                            TAX FREE FUND, INC.   CONNECTICUT          FLORIDA        GEORGIA            MARYLAND
-------------------------   ------------------    -----------------------------------------------------------------------------
Investment Income
Interest income                     $6,149,152       $463,082          $669,349        $93,439            $312,631
                                    ----------     ----------        ----------     ----------          ----------

Expenses (Notes 1 and 5):
Advisory fees                          751,514         61,114            89,962         12,834              41,891
Distribution plan
expenses-Class A                       296,562         14,760            23,390          3,240              10,066
Distribution plan
expenses-Class B                        13,479          7,682             2,998            913               5,522
Shareholder servicing costs             88,616          9,379             9,272          2,367               6,088
Professional fees                       35,893          5,000             5,877          4,224               7,111
Reports to shareholders                 26,308          1,227             1,322            233                 659
Bond insurance premiums                 14,968          1,496                --             33               1,105
Custodian fees                           9,655          1,561             1,967            417               1,394
Other expenses                          20,082            909             3,934          1,684               1,839
                                    ----------     ----------        ----------     ----------          ----------

Total expenses                       1,257,077        103,128           138,722         25,945              75,675
Less: Expenses waived or assumed       (50,101)       (30,246)          (38,437)       (17,963)            (42,358)
Custodian fees paid indirectly          (5,188)        (1,561)           (1,967)          (409)               (978)
                                    ----------     ----------        ----------     ----------          ----------
Expenses-net                         1,201,788         71,321            98,318          7,573              32,339
                                    ----------     ----------        ----------     ----------          ----------
Net investment income                4,947,364        391,761           571,031         85,866             280,292
                                    ----------     ----------        ----------     ----------          ----------

Realized and Unrealized Gain
(Loss) on Investments (Note 4):
Net realized gain (loss) on
investments                            (72,591)        27,496            25,617          3,443              15,405
Net unrealized appreciation
(depreciation) of investments         (310,688)        53,418            91,405          7,244              44,429
                                    ----------     ----------        ----------     ----------          ----------
Net gain (loss) on investments        (383,279)        80,914           117,022         10,687              59,834
                                    ----------     ----------        ----------     ----------          ----------
Net Increase in Net Assets
Resulting from Operations           $4,564,085       $472,675          $688,053        $96,553            $340,126
                                    ==========     ==========        ==========     ==========          ==========


Statement of Operations (Continued)

-----------------------------------------------------------------------------------------------------------------
                                               FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
-----------------------------------------------------------------------------------------------------------------
                                                                      NORTH
                                 MASSACHUSETTS     NEW JERSEY       CAROLINA     PENNSYLVANIA        VIRGINIA
-----------------------------------------------------------------------------------------------------------------
Investment Income
Interest income                       $677,492     $1,754,530       $160,450       $1,249,276        $621,941
                                    ----------     ----------     ----------       ----------      ----------
Expenses (Notes 1 and 5):
Advisory fees                           86,241        225,019         22,575          163,667          82,304
Distribution plan
expenses-Class A                        22,433         58,347          5,885           42,808          20,723
Distribution plan
expenses-Class B                         2,821          8,295            673            4,181           6,119
Shareholder servicing costs             12,356         23,590          3,311           16,956          12,346
Professional fees                        5,835         16,059          5,297            5,693           6,223
Reports to shareholders                  1,734          2,960            365            2,176           1,673
Bond insurance premiums                    323          1,000            254              740           1,261
Custodian fees                           1,774          4,441            676            3,754           2,001
Other expenses                           3,683          6,004          1,545            5,609           2,842
                                    ----------     ----------     ----------       ----------      ----------
Total expenses                         137,200        345,715         40,581          245,584         135,492
Less: Expenses waived or assumed       (41,847)       (45,004)       (27,420)         (54,556)        (41,238)
Custodian fees paid indirectly          (1,102)        (2,279)          (585)          (1,822)         (1,560)
                                    ----------     ----------     ----------       ----------      ----------
Expenses-net                            94,251        298,432         12,576          189,206          92,694
                                    ----------     ----------     ----------       ----------      ----------
Net investment income                  583,241      1,456,098        147,874        1,060,070         529,247
                                    ----------     ----------     ----------       ----------      ----------

Realized and Unrealized Gain
(Loss) on Investments (Note 4)
Net realized gain (loss)
on investments                          34,092        113,600         (2,347)         249,301          12,690
Net unrealized appreciation
(depreciation) of investments            2,506         82,726         34,472         (130,563)         43,758
                                    ----------     ----------     ----------       ----------      ----------
Net gain (loss) on investments          36,598        196,326         32,125          118,738          56,448
                                    ----------     ----------     ----------       ----------      ----------
Net Increase in Net Assets
Resulting from Operations             $619,839     $1,652,424       $179,999       $1,178,808        $585,695
                                    ==========     ==========     ==========       ==========      ==========

See notes to financial statements





Statement of Changes in Net Assets
---------------------------------------------------------------------------------------------------------------
                                                                                    FIRST INVESTORS MULTI-STATE
                                                              FIRST INVESTORS           INSURED TAX FREE FUND
                                                              NEW YORK INSURED       --------------------------
                                                             TAX FREE FUND, INC.              CONNECTICUT
                                                        ---------------------------  --------------------------
                                                           1/1/97 to                   1/1/97 to
                                                             6/30/97          1996       6/30/97          1996
---------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                     $4,947,364   $10,253,917      $391,761      $813,628
Net realized gain (loss) on investments                      (72,591)    1,289,959        27,496        49,894
Net unrealized appreciation (depreciation)
of investments                                              (310,688)   (5,797,415)       53,418      (341,867)
                                                        ------------  ------------  ------------  ------------
Net increase in net assets resulting
from operations                                            4,564,085     5,746,461       472,675       521,655
                                                        ------------  ------------  ------------  ------------
Distributions to Shareholders
Net investment income-Class A                             (4,866,499)  (10,188,583)     (360,611)     (763,323)
Net investment income-Class B                                (57,483)      (81,519)      (31,767)      (47,896)
Net realized gains-Class A                                        --    (1,270,477)           --            --
Net realized gains-Class B                                        --       (14,025)           --            --
                                                        ------------  ------------  ------------  ------------
Total distributions                                       (4,923,982)  (11,554,604)     (392,378)     (811,219)
                                                        ------------  ------------  ------------  ------------
Share Transactions (a)
Class A:
Proceeds from shares sold                                  4,844,277    14,929,752     1,453,068     1,791,879
Value of distributions reinvested                          2,975,533     8,479,739       236,272       591,466
Cost of shares redeemed                                  (15,375,197)  (29,403,688)   (2,327,545)   (3,622,967)
                                                        ------------  ------------  ------------  ------------
                                                          (7,555,387)   (5,994,197)     (638,205)   (1,239,622)
                                                        ------------  ------------  ------------  ------------
Class B:
Proceeds from shares sold                                    837,736     1,324,681       153,729       870,165
Value of distributions reinvested                             26,001        43,157        22,792        44,644
Cost of shares redeemed                                      (56,715)     (242,836)     (231,948)     (259,832)
                                                        ------------  ------------  ------------  ------------
                                                             807,022     1,125,002       (55,427)      654,977
                                                        ------------  ------------  ------------  ------------
Net increase (decrease) from share transactions           (6,748,365)   (4,869,195)     (693,632)     (584,645)
                                                        ------------  ------------  ------------  ------------
Net increase (decrease) in net assets                     (7,108,262)  (10,677,338)     (613,335)     (874,209)
Net Assets
Beginning of period                                      205,737,715   216,415,053    16,708,066    17,582,275
                                                        ------------  ------------  ------------  ------------
End of period+                                          $198,629,453  $205,737,715   $16,094,731   $16,708,066
                                                        ============  ============  ============  ============

+ Includes undistributed net investment income of            $28,142        $4,760        $2,695        $3,312
                                                        ============  ============  ============  ============

(a) Shares Issued and Redeemed
Class A:
Sold                                                         336,252     1,025,758       115,108       142,380
Issued for distributions reinvested                          206,666       582,469        18,694        46,920
Redeemed                                                  (1,066,513)   (2,024,730)     (183,903)     (288,759)
                                                        ------------  ------------  ------------  ------------
Net increase (decrease) in Class A shares
outstanding                                                 (523,595)     (416,503)      (50,101)      (99,459)
                                                        ============  ============  ============  ============

Class B:
Sold                                                          57,878        90,689        12,200        69,093
Issued for distributions reinvested                            1,807         2,968         1,804         3,543
Redeemed                                                      (3,943)      (16,810)      (18,348)      (20,572)
                                                        ------------  ------------  ------------  ------------
Net increase (decrease) in Class B shares
outstanding                                                   55,742        76,847        (4,344)       52,064
                                                        ============  ============  ============  ============


Statement of Changes in Net Assets (Continued)
------------------------------------------------------------------------------------------------------------------------------
                                                                      FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                          ------------------------------------------------------------------------------------
                                                      FLORIDA                     GEORGIA                     MARYLAND
                                          ------------------------------------------------------------------------------------
                                              1/1/97 to                   1/1/97 to                   1/1/97 to
                                                6/30/97          1996       6/30/97          1996       6/30/97          1996

Increase (Decrease) in Net Assets From
Operations Net investment income               $571,031    $1,094,996       $85,866      $172,346      $280,292      $505,439
Net realized gain (loss) on investments          25,617        74,824         3,443        (3,567)       15,405       (12,765)
Net unrealized appreciation (depreciation)
of investments                                   91,405      (389,084)        7,244       (35,533)       44,429      (142,574)
                                           ------------  ------------  ------------  ------------  ------------  ------------
Net increase in net assets resulting
from operations                                 688,053       780,736        96,553       133,246       340,126       350,100
                                           ------------  ------------  ------------  ------------  ------------  ------------
Distributions to Shareholders
Net investment income-Class A                  (551,735)   (1,080,032)      (81,043)     (168,808)     (255,067)     (471,931)
Net investment income-Class B                   (11,682)      (17,788)       (3,868)       (5,554)      (23,747)      (37,153)
Net realized gains-Class A                           --            --            --            --            --            --
Net realized gains-Class B                           --            --            --            --            --            --
                                           ------------  ------------  ------------  ------------  ------------  ------------
Total distributions                            (563,417)   (1,097,820)      (84,911)     (174,362)     (278,814)     (509,084)
                                           ------------  ------------  ------------  ------------  ------------  ------------
Share Transactions (a)
Class A:
Proceeds from shares sold                     1,748,357     4,886,609       247,658       708,947       761,162     2,371,706
Value of distributions reinvested               247,697       527,296        52,359       130,926       142,116       318,426
Cost of shares redeemed                      (2,374,117)   (4,030,124)     (374,184)     (577,642)     (994,667)   (1,084,280)
                                           ------------  ------------  ------------  ------------  ------------  ------------
                                               (378,063)    1,383,781       (74,167)      262,231       (91,389)    1,605,852
                                           ------------  ------------  ------------  ------------  ------------  ------------
Class B:
Proceeds from shares sold                       168,756       270,535        44,995        53,815       246,015       605,384
Value of distributions reinvested                 6,691        11,860         3,199         5,551        13,731        27,636
Cost of shares redeemed                        (116,015)      (29,524)         (140)       (5,516)      (36,559)      (29,524)
                                           ------------  ------------  ------------  ------------  ------------  ------------
                                                 59,432       252,871        48,054        53,850       223,187       603,496
                                           ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) from share
transactions                                   (318,631)    1,636,652       (26,113)      316,081       131,798     2,209,348
                                           ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net assets          (193,995)    1,319,568       (14,471)      274,965       193,110     2,050,364
Net Assets
Beginning of period                          23,847,415    22,527,847     3,419,694     3,144,729    11,138,643     9,088,279
                                           ------------  ------------  ------------  ------------  ------------  ------------
End of period+                              $23,653,420   $23,847,415    $3,405,223    $3,419,694   $11,331,753   $11,138,643
                                           ============  ============  ============  ============  ============  ============

+ Includes undistributed net investment
  income of                                      $9,661        $2,047          $955           $--        $1,478           $--
                                           ============  ============  ============  ============  ============  ============

  (a) Shares Issued and Redeemed
Class A:
Sold                                            133,686       376,905        19,863        57,305        59,233       185,393
Issued for distributions reinvested              19,004        40,598         4,202        10,551        11,091        24,934
Redeemed                                       (182,561)     (309,903)      (30,022)      (46,987)      (77,608)      (85,125)
                                           ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in Class A shares
outstanding                                     (29,871)      107,600        (5,957)       20,869        (7,284)      125,202
                                           ============  ============  ============  ============  ============  ============

Class B:
Sold                                             12,958        20,824         3,582         4,383        19,385        47,217
Issued for distributions reinvested                 513           913           257           447         1,072         2,165
Redeemed                                         (8,915)       (2,299)          (11)         (449)       (2,843)       (2,293)
                                           ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in Class B shares
outstanding                                       4,556        19,438         3,828         4,381        17,614        47,089
                                           ============  ============  ============  ============  ============  ============

See notes to financial statements





Statement of Changes in Net Assets (continued)
---------------------------------------------------------------------------------------------------------------
                                                              FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                                       --------------------------------------------------------
                                                                  MASSACHUSETTS                NEW JERSEY
---------------------------------------------------------------------------------------------------------------
                                                           1/1/97 to                   1/1/97 to
                                                             6/30/97          1996       6/30/97          1996
---------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From Operations
Net investment income                                       $583,241    $1,172,357    $1,456,098    $2,916,680
Net realized gain (loss) on investments                       34,092        85,294       113,600        70,669
Net unrealized appreciation (depreciation)
of investments                                                 2,506      (573,806)       82,726    (1,196,743)
                                                        ------------  ------------  ------------  ------------
Net increase in net assets resulting
from operations                                              619,839       683,845     1,652,424     1,790,606
                                                        ------------  ------------  ------------  ------------
Distributions to Shareholders
Net investment income-Class A                               (570,486)   (1,153,025)   (1,420,816)   (2,869,228)
Net investment income-Class B                                (12,080)      (16,672)      (34,225)      (49,644)
Net realized gains-Class A                                        --       (83,372)           --       (68,924)
Net realized gains-Class B                                        --        (1,922)           --        (1,745)
                                                        ------------  ------------  ------------  ------------
Total distributions                                         (582,566)   (1,254,991)   (1,455,041)   (2,989,541)
                                                        ------------  ------------  ------------  ------------
Share Transactions (a)
Class A:
Proceeds from shares sold                                  1,491,710     2,511,826     3,263,977     5,754,747
Value of distributions reinvested                            363,712       944,356       805,827     1,964,745
Cost of shares redeemed                                   (1,903,815)   (3,529,036)   (4,450,534)   (6,865,273)
                                                        ------------  ------------  ------------  ------------
                                                             (48,393)      (72,854)     (380,730)      854,219
                                                        ------------  ------------  ------------  ------------
Class B:
Proceeds from shares sold                                     74,124       202,279       131,469       662,997
Value of distributions reinvested                              8,233        16,060        21,966        34,559
Cost of shares redeemed                                      (11,599)       (6,000)      (90,602)      (37,693)
                                                        ------------  ------------  ------------  ------------
                                                              70,758       212,339        62,833       659,863
                                                        ------------  ------------  ------------  ------------
Net increase (decrease) from share transactions               22,365       139,485      (317,897)    1,514,082
                                                        ------------  ------------  ------------  ------------
Net increase (decrease) in net assets                         59,638      (431,661)     (120,514)      315,147
Net Assets
Beginning of period                                       23,062,049    23,493,710    60,425,285    60,110,138
                                                        ------------  ------------  ------------  ------------
End of period+                                           $23,121,687   $23,062,049   $60,304,771   $60,425,285
                                                        ============  ============  ============  ============
+Includes undistributed net investment income of              $5,103        $4,428        $4,424        $3,367
                                                        ============  ============  ============  ============

(a) Shares Issued and Redeemed
Class A:
Sold                                                         125,996       211,581       252,551       444,851
Issued for distributions reinvested                           30,747        79,444        62,325       152,014
Redeemed                                                    (160,214)     (296,546)     (343,950)     (532,184)
                                                        ------------  ------------  ------------  ------------
Net increase (decrease) in Class A shares
outstanding                                                   (3,471)       (5,521)      (29,074)       64,681
                                                        ============  ============  ============  ============

Class B:
Sold                                                           6,238        17,031        10,262        51,533
Issued for distributions reinvested                              696         1,352         1,655         2,676
Redeemed                                                        (972)         (510)       (7,008)       (2,937)
                                                        ------------  ------------  ------------  ------------
Net increase (decrease) in Class B shares
outstanding                                                    5,962        17,873         4,909        51,272
                                                        ============  ============  ============  ============



Statement of Changes in Net Assets (continued)
--------------------------------------------------------------------------------------------------------------------------------
                                                                      FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND
                                            ------------------------------------------------------------------------------------
                                                      NORTH CAROLINA               PENNSYLVANIA                  VIRGINIA
--------------------------------------------------------------------------------------------------------------------------------
                                                1/1/97 to                   1/1/97 to                   1/1/97 to
                                                  6/30/97          1996       6/30/97          1996       6/30/97          1996
--------------------------------------------------------------------------------------------------------------------------------
Increase (Decrease) in Net Assets From
Operations Net investment income                 $147,874      $271,024    $1,060,070    $1,999,437      $529,247    $1,163,876
Net realized gain (loss) on investments            (2,347)      (23,116)      249,301        92,636        12,690       116,236
Net unrealized appreciation (depreciation)
of investments                                     34,472       (34,400)     (130,563)     (641,156)       43,758      (619,607)
                                             ------------  ------------  ------------  ------------  ------------  ------------
Net increase in net assets resulting
from operations                                   179,999       213,508     1,178,808     1,450,917       585,695       660,505
                                             ------------  ------------  ------------  ------------  ------------  ------------
Distributions to Shareholders
Net investment income-Class A                    (143,861)     (266,604)   (1,034,712)   (1,992,199)     (505,270)   (1,113,699)
Net investment income-Class B                      (2,761)       (4,745)      (17,121)      (22,090)      (25,249)      (46,545)
Net realized gains-Class A                             --            --            --       (90,955)           --      (110,130)
Net realized gains-Class B                             --            --            --        (1,681)           --        (6,106)
                                             ------------  ------------  ------------  ------------  ------------  ------------
Total distributions                              (146,622)     (271,349)   (1,051,833)   (2,106,925)     (530,519)   (1,276,480)
                                             ------------  ------------  ------------  ------------  ------------  ------------
Share Transactions (a)
Class A:
Proceeds from shares sold                         348,745     1,421,600     3,215,714     6,171,576     1,222,265     2,536,360
Value of distributions reinvested                  80,746       171,717       509,388     1,238,624       280,109       803,597
Cost of shares redeemed                          (232,226)     (697,053)   (2,610,714)   (4,511,225)   (1,491,136)   (6,898,896)
                                             ------------  ------------  ------------  ------------  ------------  ------------
                                                  197,265       896,264     1,114,388     2,898,975        11,238    (3,558,939)
                                             ------------  ------------  ------------  ------------  ------------  ------------
Class B:
Proceeds from shares sold                          50,000        61,061       274,482       553,480       148,680       596,169
Value of distributions reinvested                   1,619         2,715        10,913        18,267        13,496        39,343
Cost of shares redeemed                           (80,990)       (5,871)      (59,747)      (32,601)     (227,855)     (431,254)
                                             ------------  ------------  ------------  ------------  ------------  ------------
                                                  (29,371)       57,905       225,648       539,146       (65,679)      204,258
                                             ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) from share
transactions                                      167,894       954,169     1,340,036     3,438,121       (54,441)   (3,354,681)
                                             ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in net assets             201,271       896,328     1,467,011     2,782,113           735    (3,970,656)
Net Assets
Beginning of period                             5,956,087     5,059,759    43,009,106    40,226,993    22,213,030    26,183,686
                                             ------------  ------------  ------------  ------------  ------------  ------------
End of period+                                 $6,157,358    $5,956,087   $44,476,117   $43,009,106   $22,213,765   $22,213,030
                                             ============  ============  ============  ============  ============  ============
+Includes undistributed net investment
income of                                          $1,694          $442       $10,976        $2,739        $4,577        $5,849
                                             ============  ============  ============  ============  ============  ============

(a) Shares Issued and Redeemed
Class A:
Sold                                               28,821       118,028       250,722       482,260        96,345       199,610
Issued for distributions reinvested                 6,692        14,318        39,749        96,567        22,111        63,260
Redeemed                                          (19,216)      (58,047)     (203,152)     (352,480)     (117,675)     (548,735)
                                             ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in Class A shares
outstanding                                        16,297        74,299        87,319       226,347           781      (285,865)
                                             ============  ============  ============  ============  ============  ============

Class B:
Sold                                                4,107         5,163        21,235        42,789        11,744        46,713
Issued for distributions reinvested                   134           227           852         1,424         1,066         3,098
Redeemed                                           (6,652)         (495)       (4,655)       (2,514)      (17,762)      (34,525)
                                             ------------  ------------  ------------  ------------  ------------  ------------
Net increase (decrease) in Class B shares
outstanding                                        (2,411)        4,895        17,432        41,699        (4,952)       15,286
                                             ============  ============  ============  ============  ============  ============

See notes to financial statements




Notes to Financial Statements
First Investors New York Insured Tax Free Fund, Inc.
First Investors Multi-State Insured Tax Free Fund
  Connecticut, Florida, Georgia, Maryland, Massachusetts,
  New Jersey, North Carolina, Pennsylvania and Virginia Funds

1. Significant Accounting Policies--First Investors New York Insured Tax Free Fund, Inc. ("New York Insured") and First Investors Multi-State Insured Tax Free Fund ("Multi-State Insured")(collectively, "Funds") are registered under the Investment Company Act of 1940 (the "1940 Act") as diversified, open-end management investment companies. New York Insured consists of a single investment series and Multi-State Insured consists of seventeen separate investment series. This report relates to New York Insured and the nine Funds of Multi-State Insured listed above. Multi-State Insured operates as a series fund, issuing shares of beneficial interest in each Fund and accounts separately for the assets, liabilities and operations of each Fund.

The investment objective of New York Insured is to provide a high level of interest income which is exempt from federal income tax, New York State and New York City personal income taxes.

The investment objective of each Fund of Multi-State Insured is to achieve a high level of interest income which is exempt from federal income tax and, to the extent indicated for a particular Fund, from state and local income taxes for residents of that state.

A. Security Valuation--The municipal securities in which the Funds invest are traded primarily in the over-the-counter markets. Such securities are valued daily at their fair value on the basis of valuations provided by a pricing service approved by the Board of Directors/Trustees. The pricing service considers security type, rating, market condition and yield data, as well as market quotations and prices provided by market makers in determining valuations. "When Issued Securities" are reflected in the assets of the Funds as of the date the securities are purchased.

The municipal bonds held by the Funds are insured as to payment of principal and interest by the issuer or under insurance policies written by independent insurance companies. It is the intention of the Funds to retain any insured securities which are in default or in significant risk of default and to place a value on the defaulted securities based on the value of similar securities which are not in default. Each Fund may invest up to 35% of its assets in portfolio securities not covered by the insurance feature.

B. Federal Income Taxes--It is the policy of the Funds to continue to qualify as regulated investment companies, which can distribute tax exempt dividends, by complying with the provisions available to certain investment companies, as defined in the Internal Revenue Code. The Funds make distributions of income and net realized capital gains (in excess of any available capital loss carryovers) sufficient to relieve them from all, or substantially all, federal income taxes.

At June 30, 1997, Funds having capital loss carryovers were as follows:

                                       Year Capital Loss
                                       Carryovers Expire
                         --------------------------------------------
MULTI-STATE INSURED            Total       2002       2003       2004
----------------------      --------   --------   --------   --------
CONNECTICUT Fund.          $ 190,870   $190,870        $--        $--
FLORIDA Fund.                  1,641      1,641         --         --
GEORGIA Fund.                 41,395     18,533     19,295      3,567
MARYLAND Fund                121,917    109,152         --     12,765
NORTH CAROLINA Fund          110,411     68,000     20,296     22,115

C. Distributions to Shareholders--Dividends from net investment income are declared daily and paid monthly. Distributions from net realized capital gains are normally declared and paid annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for capital loss carryforwards, deferral of wash sales and post October losses.

D. Expense Allocation--Direct expenses attributable to a Fund are charged to and paid from the assets of that Fund. Indirect or general expenses of Multi-State Insured are allocated among and charged to the assets of each Fund on a fair and equitable basis, which may be based on the relative assets of each Fund or the nature of the services performed and relative applicability to each Fund.

E. Security Transactions and Investment Income--Security transactions are accounted for on the date the securities are purchased or sold. Cost is determined, and gains and losses are based, on the identified cost basis for both financial statement and federal income tax purposes. Interest income is earned from settlement date and recorded on the accrual basis. Estimated expenses are accrued daily. The Funds' Custodian has provided credits for the New York Insured and the nine Funds of Multi-State Insured included in this report of $5,188 and $12,263, respectively, against custodian charges based on the uninvested cash balances of the Funds.

F. Use of Estimates--The preparation of the financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

2. Capital--Each Fund sells two classes of shares, Class A and Class B, each with a public offering price that reflects different sales charges and expense levels. Class A shares are sold with an initial sales charge of up to 6.25% of the amount invested and together with the Class B shares are subject to distribution plan fees as described in Note 5. Class B shares are sold without an initial sales charge, but are generally subject to a contingent deferred sales charge which declines in steps from 4% to 0% over a six-year period. Class B shares automatically convert into Class A shares after eight years. Realized and unrealized gains or losses, investment income and expenses (other than distribution plan fees) are allocated daily to each class of shares based upon the relative proportion of net assets of each class. Of the 1,000,000,000 shares originally authorized, New York Insured has designated 500,000,000 shares as Class A and 500,000,000 shares as Class
B. Multi-State Insured has established an unlimited number of shares of beneficial interest for both Class A and Class B shares.

3. Concentration of Credit Risk--The Funds invest in debt instruments of municipal issuers whose ability to meet their obligations may be affected by economic developments in a State, industry or region.

4. Security Transactions--For the six months ended June 30, 1997, purchases and sales of municipal securities, other than short-term municipal notes, were as follows:

                                 Cost         Proceeds
                                   of               of
                            Purchases            Sales
                       --------------     ------------
NEW YORK INSURED          $19,468,828      $31,243,238

MULTI-STATE INSURED
-------------------
CONNECTICUT Fund              818,986        1,630,845
FLORIDA Fund                2,946,129        3,509,736
GEORGIA Fund                  292,321          310,283
MARYLAND Fund.              2,232,271        2,045,299
MASSACHUSETTS Fund          2,447,627        2,419,827
NEW JERSEY Fund             4,850,105        6,074,895
NORTH CAROLINA Fund           379,932          237,013
PENNSYLVANIA Fund          11,906,844       10,402,107
VIRGINIA Fund                 476,207          505,130

At June 30, 1997, aggregate cost and net unrealized appreciation of securities for federal income tax purposes were as follows:

                                     Gross         Gross           Net
                  Aggregate     Unrealized    Unrealized    Unrealized
                       Cost   Appreciation  Depreciation  Appreciation
               ------------   ------------  ------------  ------------
NEW YORK
INSURED        $181,215,964    $12,545,542           $--   $12,545,542
MULTI-STATE
INSURED
-----------
CONNECTICUT
Fund             14,553,790      1,204,111            --     1,204,111
FLORIDA
Fund             21,704,848      1,759,161            --     1,759,161
GEORGIA
Fund              3,113,749        227,651            --       227,651
MARYLAND
Fund             10,383,012        647,469            --       647,469
MASSACHUSETTS
Fund             20,982,599      1,752,806            --     1,752,806
NEW JERSEY
Fund             54,536,467      4,639,572            --     4,639,572
NORTH CAROLINA
Fund              5,695,384        268,747            --       268,747
PENNSYLVANIA
Fund             41,391,165      2,610,854            --     2,610,854
VIRGINIA
Fund             20,201,909      1,495,754            --     1,495,754

5. Advisory Fee and Other Transactions With Affiliates--Certain officers and directors/trustees of the Funds are officers and directors of the Funds' investment adviser, First Investors Management Company, Inc. ("FIMCO"), their underwriter, First Investors Corporation ("FIC") and/or their transfer agent, Administrative Data Management Corp. ("ADM"). Officers and directors/trustees of the Funds received no remuneration from the Funds for serving in such capacities. Their remuneration (together with certain other expenses of the Funds) is paid by FIMCO or FIC.

The Investment Advisory Agreements provide as compensation to FIMCO an annual fee, payable monthly, at the rate of .75% on the first $250 million of the average daily net assets of each Fund, declining by .03% on each $250 million thereafter, down to .66% on average daily net assets over $750 million. For the six months ended June 30, 1997, advisory fees of New York Insured amounted to $751,514, of which $50,101 was waived. For the same period, advisory fees for the nine Funds of Multi-State Insured included in this report amounted to $785,607, of which $257,201 was waived; other expenses in the amount of $81,868 were assumed by FIMCO.

For the six months ended June 30, 1997, FIC, as underwriter, received $108,641 in commissions on sales of shares of New York Insured, after allowing $14,557 to other dealers, and $353,102 in commissions on sales of shares of the nine Funds of Multi-State Insured included in this report, after allowing $116,502 to other dealers. Shareholder servicing costs of New York Insured and the nine Funds of Multi-State Insured consisted of $78,813 and $77,986, respectively, in transfer agent fees accrued to ADM.

Pursuant to Distribution Plans adopted by the Funds under Rule 12b-1 of the 1940 Act, each Fund is authorized to pay FIC a fee up to .30% of the average net assets of the Class A shares and up to 1% of the average net assets of the Class B shares on an annualized basis each fiscal year, payable monthly. The fee consists of a distribution fee and a service fee. The service fee is paid for the ongoing servicing of clients who are shareholders of that Fund.



This page left blank intentionally.




Financial Highlights

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------
FIRST INVESTORS NEW YORK
INSURED TAX FREE FUND, INC.
Class A
1992                                 $14.33        $.844           $.386       $1.230        $.840          $--
1993                                  14.72         .809            .608        1.417         .820         .137
1994                                  15.18         .758          (1.510)       (.752)        .768           --
1995                                  13.66         .738           1.331        2.069         .740         .059
1996                                  14.93         .719           (.298)        .421         .720         .091
1/1/97 to 6/30/97                     14.54         .359           (.032)        .327         .357           --
Class B
1/12/95* to 12/31/95                  13.76         .616           1.232        1.848         .619         .059
1996                                  14.93         .617           (.306)        .311         .620         .091
1/1/97 to 6/30/97                     14.53         .309           (.020)        .289         .309           --

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND

CONNECTICUT FUND
Class A
1992                                 $11.64        $.669           $.401       $1.070        $.660          $--
1993                                  12.05         .615           1.053        1.668         .625         .043
1994                                  13.05         .609          (1.480)       (.871)        .609           --
1995                                  11.57         .617           1.333        1.950         .620           --
1996                                  12.90         .619           (.202)        .417         .617           --
1/1/97 to 6/30/97                     12.70         .311            .070         .381         .311           --
Class B
1/12/95* to 12/31/95                  11.67         .512           1.242        1.754         .524           --
1996                                  12.90         .522           (.204)        .318         .518           --
1/1/97 to 6/30/97                     12.70         .259            .064         .323         .263           --

FLORIDA FUND
Class A
1992                                 $11.70        $.702           $.508       $1.210        $.700          $--
1993                                  12.21         .664           1.032        1.696         .671         .095
1994                                  13.14         .642          (1.346)       (.704)        .646           --
1995                                  11.79         .640           1.527        2.167         .647           --
1996                                  13.31         .623           (.198)        .425         .625           --
1/1/97 to 6/30/97                     13.11         .314            .066         .380         .310           --
Class B
1/12/95* to 12/31/95                  11.87         .529           1.460        1.989         .549           --
1996                                  13.31         .530           (.204)        .326         .526           --
1/1/97 to 6/30/97                     13.11         .263            .063         .326         .256           --



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------

                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                        Ratio to Average Net Assets++
                                                                                          ----------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands           (%)          (%)
----------------------------------------------------------------------------------------------------------------
FIRST INVESTORS NEW YORK
INSURED TAX FREE FUND, INC.
Class A
1992                                  $.840       $14.72         8.84         $181,389         1.29         5.84
1993                                   .957        15.18         9.82          211,967         1.27         5.35
1994                                   .768        13.66        (5.03)         193,916         1.28         5.30
1995                                   .799        14.93        15.45          215,259         1.23         5.10
1996                                   .811        14.54         2.95          203,496         1.23         4.93
1/1/97 to 6/30/97                      .357        14.51         2.29          195,583         1.20+        4.94+
Class B
1/12/95* to 12/31/95                   .678        14.93        13.66            1,156         2.00+        4.34+
1996                                   .711        14.53         2.18            2,242         1.93         4.23
1/1/97 to 6/30/97                      .309        14.51         2.02            3,047         1.90+        4.24+
FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
CONNECTICUT FUND
Class A
1992                                  $.660       $12.05         9.49          $10,828          .33         5.73
1993                                   .668        13.05        14.10           17,202          .80         4.83
1994                                   .609        11.57        (6.75)          14,848          .87         5.01
1995                                   .620        12.90        17.18           16,725          .85         4.98
1996                                   .617        12.70         3.37           15,203          .81         4.92
1/1/97 to 6/30/97                      .311        12.77         3.05           14,638          .80+        4.88+
Class B
1/12/95* to 12/31/95                   .524        12.90        15.28              857         1.71+        4.12+
1996                                   .518        12.70         2.57            1,505         1.61         4.12
1/1/97 to 6/30/97                      .263        12.76         2.58            1,457         1.60+        4.08+
FLORIDA FUND
Class A
1992                                  $.700       $12.21        10.67          $12,678          .29         5.97
1993                                   .766        13.14        14.19           21,397          .45         5.20
1994                                   .646        11.79        (5.39)          19,765          .62         5.24
1995                                   .647        13.31        18.77           22,229          .75         5.05
1996                                   .625        13.11         3.34           23,299          .83         4.80
1/1/97 to 6/30/97                      .310        13.18         2.94           23,041          .80+        4.78+
Class B
1/12/95* to 12/31/95                   .549        13.31        17.06              299         1.68+        4.12+
1996                                   .526        13.11         2.56              549         1.62         4.01
1/1/97 to 6/30/97                      .256        13.18         2.52              612         1.60+        3.98+



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                               RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------

                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------
FIRST INVESTORS NEW YORK
INSURED TAX FREE FUND, INC.
Class A
1992                                    N/A          N/A           46
1993                                    N/A          N/A           31
1994                                    N/A          N/A           55
1995                                    N/A          N/A           53
1996                                    N/A          N/A           53
1/1/97 to 6/30/97                      1.24+        4.90+          10
Class B
1/12/95* to 12/31/95                    N/A          N/A           53
1996                                    N/A          N/A           53
1/1/97 to 6/30/97                      1.94+        4.20+          10
FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND
CONNECTICUT FUND
Class A
1992                                   1.20         4.86           46
1993                                   1.15         4.48           29
1994                                   1.22         4.66           63
1995                                   1.20         4.63           26
1996                                   1.23         4.50           15
1/1/97 to 6/30/97                      1.17+        4.51+           5
Class B
1/12/95* to 12/31/95                   2.07+        3.76+          26
1996                                   2.02         3.71           15
1/1/97 to 6/30/97                      1.97+        3.71+           5
FLORIDA FUND
Class A
1992                                   1.17         5.10           65
1993                                   1.10         4.55           53
1994                                   1.19         4.67           98
1995                                   1.15         4.65           68
1996                                   1.16         4.47           55
1/1/97 to 6/30/97                      1.12+        4.46+          13
Class B
1/12/95* to 12/31/95                   2.09+        3.70+          68
1996                                   1.95         3.68           55
1/1/97 to 6/30/97                      1.92+        3.66+          13





Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------
FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND

GEORGIA FUND
Class A
5/1/92* to 12/31/92                  $11.17        $.267           $.233        $.500        $.250          $--
1993                                  11.42         .603           1.091        1.694         .619         .005
1994                                  12.49         .584          (1.165)       (.581)        .579           --
1995                                  11.33         .653           1.387        2.040         .650           --
1996                                  12.72         .639           (.161)        .478         .648           --
1/1/97 to 6/30/97                     12.55         .318            .046         .364         .314           --
Class B
1/12/95* to 12/31/95                  11.42         .529           1.303        1.832         .542           --
1996                                  12.71         .563           (.183)        .380         .550           --
1/1/97 to 6/30/97                     12.54         .267            .039         .306         .266           --

MARYLAND FUND
Class A
1992                                 $11.68        $.669           $.426       $1.095        $.665          $--
1993                                  12.11         .653           1.083        1.736         .660         .036
1994                                  13.15         .644          (1.373)       (.729)        .651           --
1995                                  11.77         .668           1.348        2.016         .666           --
1996                                  13.12         .650           (.235)        .415         .655           --
1/1/97 to 6/30/97                     12.88         .329            .068         .397         .327           --
Class B
1/12/95* to 12/31/95                  11.85         .561           1.279        1.840         .570           --
1996                                  13.12         .555           (.249)        .306         .556           --
1/1/97 to 6/30/97                     12.87         .278            .069         .347         .277           --

MASSACHUSETTS FUND
Class A
1992                                 $11.31        $.687           $.399       $1.086        $.676        $.010
1993                                  11.71         .653            .716        1.369         .660         .139
1994                                  12.28         .627          (1.267)       (.640)        .630           --
1995                                  11.01         .612           1.227        1.839         .613         .016
1996                                  12.22         .603           (.256)        .347         .602         .045
1/1/97 to 6/30/97                     11.92         .303            .010         .313         .303           --
Class B
1/12/95* to 12/31/95                  11.09         .508           1.155        1.663         .527         .016
1996                                  12.21         .514           (.263)        .251         .506         .045
1/1/97 to 6/30/97                     11.91         .257            .018         .275         .255           --



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------

                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                        Ratio to Average Net Assets++
                                                                                          ----------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands)          (%)          (%)
----------------------------------------------------------------------------------------------------------------
FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND

GEORGIA FUND
Class A
5/1/92* to 12/31/92                   $.250       $11.42         6.75+            $365           --         4.45+
1993                                   .624        12.49        15.16            1,469          .13         4.96
1994                                   .579        11.33        (4.69)           2,065          .20         4.99
1995                                   .650        12.72        18.40            3,047          .20         5.41
1996                                   .648        12.55         3.94            3,269          .38         5.17
1/1/97 to 6/30/97                      .314        12.60         2.95            3,205          .40+        5.06+
Class B
1/12/95* to 12/31/95                   .542        12.71        16.34               97         1.00+        4.61+
1996                                   .550        12.54         3.13              151         1.19         4.36
1/1/97 to 6/30/97                      .266        12.58         2.48              200         1.20+        4.26+

MARYLAND FUND
Class A
1992                                  $.665       $12.11         9.64           $3,575          .20         5.72
1993                                   .696        13.15        14.62            6,643          .45         5.16
1994                                   .651        11.77        (5.59)           6,904          .45         5.27
1995                                   .666        13.12        17.50            8,666          .48         5.32
1996                                   .655        12.88         3.33           10,118          .51         5.10
1/1/97 to 6/30/97                      .327        12.95         3.13           10,077          .50+        5.10+
Class B
1/12/95* to 12/31/95                   .570        13.12        15.82              423         1.38+        4.42+
1996                                   .556        12.87         2.45            1,021         1.31         4.30
1/1/97 to 6/30/97                      .277        12.94         2.73            1,254         1.30+        4.30+

MASSACHUSETTS FUND
Class A
1992                                  $.686       $11.71         9.90          $20,067          .70         5.99
1993                                   .799        12.28        11.93           23,653          .90         5.37
1994                                   .630        11.01        (5.30)          20,838          .95         5.45
1995                                   .629        12.22        17.07           23,180          .90         5.22
1996                                   .647        11.92         2.99           22,543          .86         5.08
1/1/97 to 6/30/97                      .303        11.93         2.67           22,531          .80+        5.09+
Class B
1/12/95* to 12/31/95                   .543        12.21        15.28              314         1.76+        4.36+
1996                                   .551        11.91         2.16              519         1.66         4.28
1/1/97 to 6/30/97                      .255        11.93         2.34              591         1.60+        4.29+



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                               RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------

                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------
FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND

GEORGIA FUND
Class A
5/1/92* to 12/31/92                    3.32+        1.13+          53
1993                                   1.84         3.24           50
1994                                   1.93         3.26           78
1995                                   1.42         4.20           45
1996                                   1.44         4.11           37
1/1/97 to 6/30/97                      1.45+        4.01+           9
Class B
1/12/95* to 12/31/95                   2.22+        3.40+          45
1996                                   2.25         3.30           37
1/1/97 to 6/30/97                      2.25+        3.21+           9

MARYLAND FUND
Class A
1992                                   1.38         4.55           38
1993                                   1.28         4.33           50
1994                                   1.34         4.37           44
1995                                   1.24         4.55           49
1996                                   1.24         4.37           13
1/1/97 to 6/30/97                      1.26+        4.34+          19
Class B
1/12/95* to 12/31/95                   2.19+        3.61+          49
1996                                   2.05         3.57           13
1/1/97 to 6/30/97                      2.06+        3.54+          19

MASSACHUSETTS FUND
Class A
1992                                   1.17         5.52           28
1993                                   1.15         5.12           32
1994                                   1.20         5.20           64
1995                                   1.15         4.97           40
1996                                   1.18         4.76           45
1/1/97 to 6/30/97                      1.16+        4.73+          11
Class B
1/12/95* to 12/31/95                   2.01+        4.10+          40
1996                                   1.98         3.96           45
1/1/97 to 6/30/97                      1.96+        3.93+          11





Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------
FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND

NEW JERSEY FUND
Class A
1992                                 $12.29        $.716           $.439       $1.155        $.716        $.059
1993                                  12.67         .680            .947        1.627         .684         .103
1994                                  13.51         .659          (1.448)       (.789)        .661           --
1995                                  12.06         .648           1.291        1.939         .652         .097
1996                                  13.25         .636           (.245)        .391         .636         .015
1/1/97 to 6/30/97                     12.99         .317            .040         .357         .317           --
Class B
1/12/95* to 12/31/95                  12.14         .526           1.199        1.725         .528         .097
1996                                  13.24         .533           (.253)        .280         .535         .015
1/1/97 to 6/30/97                     12.97         .265            .043         .308         .268           --

NORTH CAROLINA FUND
Class A
5/4/92* to 12/31/92                  $11.17        $.272           $.188        $.460        $.260          $--
1993                                  11.37         .595            .962        1.557         .604         .043
1994                                  12.28         .594          (1.380)       (.786)        .594           --
1995                                  10.90         .608           1.391        1.999         .609           --
1996                                  12.29         .590           (.159)        .431         .591           --
1/1/97 to 6/30/97                     12.13         .299            .068         .367         .297           --
Class B
1/12/95* to 12/31/95                  10.99         .492           1.307        1.799         .499           --
1996                                  12.29         .496           (.161)        .335         .495           --
1/1/97 to 6/30/97                     12.13         .248            .071         .319         .249           --

PENNSYLVANIA FUND
Class A
1992                                 $11.85        $.699           $.427       $1.126        $.716          $--
1993                                  12.26         .667           1.048        1.715         .663         .152
1994                                  13.16         .627          (1.447)       (.820)        .630           --
1995                                  11.71         .638           1.463        2.101         .635         .036
1996                                  13.14         .622           (.197)        .425         .627         .028
1/1/97 to 6/30/97                     12.91         .314            .038         .352         .312           --
Class B
1/12/95* to 12/31/95                  11.81         .539           1.376        1.915         .549         .036
1996                                  13.14         .529           (.201)        .328         .530         .028
1/1/97 to 6/30/97                     12.91         .265            .029         .294         .264           --



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------

                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                        Ratio to Average Net Assets++
                                                                                          ----------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands           (%)          (%)
----------------------------------------------------------------------------------------------------------------
FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND

NEW JERSEY FUND
Class A
1992                                  $.775       $12.67         9.74          $54,372          .78         5.76
1993                                   .787        13.51        13.09           64,558          .96         5.12
1994                                   .661        12.06        (5.91)          55,379          .99         5.21
1995                                   .749        13.25        16.41           59,153          .99         5.06
1996                                   .651        12.99         3.09           58,823          .98         4.92
1/1/97 to 6/30/97                      .317        13.03         2.79           58,633          .98+        4.87+
Class B
1/12/95* to 12/31/95                   .625        13.24        14.45              957         1.81+        4.24+
1996                                   .550        12.97         2.22            1,603         1.78         4.12
1/1/97 to 6/30/97                      .268        13.01         2.41            1,671         1.78+        4.07+

NORTH CAROLINA FUND
Class A
5/4/92* to 12/31/92                   $.260       $11.37         6.21+          $1,084           --         4.53+
1993                                   .647        12.28        13.98            3,883          .13         4.99
1994                                   .594        10.90        (6.45)           3,872          .20         5.22
1995                                   .609        12.29        18.72            4,984          .20         5.18
1996                                   .591        12.13         3.68            5,822          .38         4.94
1/1/97 to 6/30/97                      .297        12.20         3.07            6,052          .40+        4.93+
Class B
1/12/95* to 12/31/95                   .499        12.29        16.65               75         1.00+        4.38+
1996                                   .495        12.13         2.85              134         1.20         4.12
1/1/97 to 6/30/97                      .249        12.20         2.67              105         1.20+        4.13+

PENNSYLVANIA FUND
Class A
1992                                  $.716       $12.26         9.81          $26,036          .56         5.84
1993                                   .815        13.16        14.28           35,514          .79         5.17
1994                                   .630        11.71        (6.31)          33,542          .88         5.11
1995                                   .671        13.14        18.29           39,980          .86         5.07
1996                                   .655        12.91         3.39           42,228          .86         4.86
1/1/97 to 6/30/97                      .312        12.95         2.77           43,468          .86+        4.87+
Class B
1/12/95* to 12/31/95                   .585        13.14        16.49              247         1.72+        4.20+
1996                                   .558        12.91         2.61              781         1.66         4.06
1/1/97 to 6/30/97                      .264        12.94         2.31            1,008         1.66+        4.07+



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                               RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------
                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------

FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND

NEW JERSEY FUND
Class A
1992                                   1.13         5.41           42
1993                                   1.11         4.97           44
1994                                   1.14         5.06           60
1995                                   1.14         4.91           30
1996                                   1.13         4.77           35
1/1/97 to 6/30/97                      1.12+        4.73+           8
Class B
1/12/95* to 12/31/95                   1.97+        4.08+          30
1996                                   1.93         3.97           35
1/1/97 to 6/30/97                      1.92+        3.93+           8

NORTH CAROLINA FUND
Class A
5/4/92* to 12/31/92                    2.20+        2.33+          10
1993                                   1.28         3.83           32
1994                                   1.44         3.99           61
1995                                   1.36         4.03           76
1996                                   1.31         4.02           43
1/1/97 to 6/30/97                      1.31+        4.02+           4
Class B
1/12/95* to 12/31/95                   2.16+        3.23+          76
1996                                   2.12         3.20           43
1/1/97 to 6/30/97                      2.11+        3.22+           4

PENNSYLVANIA FUND
Class A
1992                                   1.12         5.28           18
1993                                   1.10         4.86           37
1994                                   1.13         4.86           81
1995                                   1.11         4.82           48
1996                                   1.11         4.61           42
1/1/97 to 6/30/97                      1.11+        4.62+          24
Class B
1/12/95* to 12/31/95                   1.98+        3.94+          48
1996                                   1.91         3.81           42
1/1/97 to 6/30/97                      1.91+        3.82+          24





Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
---------------------------------------------------------------------------------------------------------------
                                                             PER SHARE DATA
                               --------------------------------------------------------------------------------
                                                Income from Investment Operations       Less Distributions from
                                            -----------------------------------------  ------------------------
                                  Net Asset                          Net
                                      Value                 Realized and
                               ------------          Net      Unrealized   Total from          Net          Net
                                  Beginning   Investment  Gain (Loss) on   Investment   Investment     Realized
                                  of Period       Income     Investments   Operations       Income         Gain
---------------------------------------------------------------------------------------------------------------
FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND

VIRGINIA FUND
Class A
1992                                 $11.80        $.683           $.481       $1.164        $.702        $.032
1993                                  12.23         .636            .915        1.551         .639         .082
1994                                  13.06         .611          (1.383)       (.772)        .608           --
1995                                  11.68         .625           1.370        1.995         .629         .036
1996                                  13.01         .626           (.195)        .431         .624         .067
1/1/97 to 6/30/97                     12.75         .310            .031         .341         .311           --
Class B
1/12/95* to 12/31/95                  11.76         .510           1.286        1.796         .520         .036
1996                                  13.00         .525           (.194)        .331         .524         .067
1/1/97 to 6/30/97                     12.74         .258            .035         .293         .263           --



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
------------------------------------------------------------------------------------------------------------

                                      PER SHARE DATA                      RATIOS/SUPPLEMENTAL DATA
                               -------------------------     ---------------------------------------------------
                                                                                        Ratio to Average Net Assets++
                                                                                          ----------------------
                                               Net Asset
                                                   Value                                                     Net
                                                --------        Total       Net Assets                Investment
                                      Total       End of       Return**  End of Period     Expenses       Income
                              Distributions       Period           (%)   (in thousands           (%)          (%)
----------------------------------------------------------------------------------------------------------------
FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND

VIRGINIA FUND
Class A
1992                                  $.734       $12.23        10.19          $16,507          .56         6.75
1993                                   .721        13.06        12.94           24,684          .81         4.97
1994                                   .608        11.68        (5.97)          22,325          .85         5.01
1995                                   .665        13.01        17.42           25,193          .81         5.01
1996                                   .691        12.75         3.47           21,047          .79         4.93
1/1/97 to 6/30/97                      .311        12.78         2.72           21,108          .80+        4.88+
Class B
1/12/95* to 12/31/95                   .556        13.00        15.53              991         1.66+        4.16+
1996                                   .591        12.74         2.66            1,166         1.59         4.13
1/1/97 to 6/30/97                      .263        12.77         2.33            1,105         1.60+        4.08+



Financial Highlights (Continued)

The following table sets forth the per share operating performance data for a share outstanding, total return, ratios to average net assets and other supplemental data for each period indicated.
----------------------------------------------------------------------
                               RATIOS/SUPPLEMENTAL DATA
                               ---------------------------------------
                                   Ratio to Average Net
                                  Assets Before Expenses
                                     Waived or Assumed
                                 -----------------------
                                                     Net    Portfolio
                                              Investment     Turnover
                                   Expenses       Income         Rate
                                         (%)          (%)          (%)
----------------------------------------------------------------------
FIRST INVESTORS MULTI-STATE
INSURED TAX FREE FUND

VIRGINIA FUND
Class A
1992                                   1.22         5.09           41
1993                                   1.16         4.62           39
1994                                   1.20         4.66           55
1995                                   1.16         4.66           34
1996                                   1.20         4.52           30
1/1/97 to 6/30/97                      1.19+        4.49+           2
Class B
1/12/95* to 12/31/95                   2.02+        3.80+          34
1996                                   2.00         3.72           30
1/1/97 to 6/30/97                      1.99+        3.69+           2

*  Commencement of operations of Class A shares or date Class B shares first offered
** Calculated without sales charges
+  Annualized
++ Net of expenses waived or assumed by the investment adviser and/or the transfer agent (Note 5).




Independent Auditor's Report

To the Shareholders and Boards of Directors/Trustees of First Investors New York Insured Tax Free Fund, Inc. and First Investors Multi-State Insured Tax Free Fund
  Connecticut, Florida, Georgia, Maryland, Massachusetts,
  New Jersey, North Carolina, Pennsylvania and Virginia Funds

We have audited the accompanying statement of assets and liabilities, including the portfolios of investments, of First Investors New York Insured Tax Free Fund, Inc. and the nine Funds of First Investors Multi-State Insured Tax Free Fund listed above as of June 30, 1997, and the related statement of operations for the six months ended June 30, 1997, the statement of changes in net assets for the six months ended June 30, 1997 and the year ended December 31, 1996, and the financial highlights for the periods indicated thereon. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of First Investors New York Insured Tax Free Fund, Inc. and each of the nine Funds of First Investors Multi-State Insured Tax Free Fund listed above as of June 30, 1997, and the results of their operations, changes in their net assets and financial highlights for the periods indicated thereon, in conformity with generally accepted accounting principles.

                                                   Tait, Weller & Baker

Philadelphia, Pennsylvania
July 31, 1997



FIRST INVESTORS NEW YORK INSURED TAX FREE FUND, INC.
FIRST INVESTORS MULTI-STATE INSURED TAX FREE FUND

Directors/Trustees

James J. Coy (Emeritus)
Roger L. Grayson
Glenn O. Head
Kathryn S. Head
Rex R. Reed
Herbert Rubinstein
Nancy S. Schaenen
James M. Srygley
John T. Sullivan
Robert F. Wentworth

Officers

Glenn O. Head
President

Clark D. Wagner
Vice President

Concetta Durso
Vice President and Secretary

Joseph I. Benedek
Treasurer

Carol Lerner Brown
Assistant Secretary

Gregory R. Kingston
Assistant Treasurer

Mark S. Spencer
Assistant Treasurer

Shareholder Information

Investment Adviser
First Investors
Management Company, Inc.
95 Wall Street
New York, NY 10005

Underwriter
First Investors Corporation
95 Wall Street
New York, NY 10005

Custodian
The Bank of New York
48 Wall Street
New York, NY 10286

Transfer Agent
Administrative Data
Management Corp.
581 Main Street
Woodbridge, NJ 07095-1198

Legal Counsel
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
Washington, DC 20036

Auditors
Tait, Weller & Baker
Two Penn Center Plaza
Philadelphia, PA 19102

It is the Funds' practice to mail only one copy of their annual and semi-annual reports to any address at which more than one shareholder with the same last name has indicated that mail is to be delivered. Additional copies of the reports will be mailed if requested by any shareholder in writing or by calling 800-423-4026. The Funds will ensure that separate reports are sent to any shareholder who subsequently changes his or her mailing address.

This report is authorized for distribution only to existing shareholders, and, if given to prospective shareholders, must be accompanied or preceded by the Funds' prospectus.